UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	August 1, 2013 — January 31, 2014

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

Semiannual report 1|31|14

A world of investing.℠

Putnam Investments

PUTNAM RETIREMENT READY FUNDS invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam RetirementReady® Funds

Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2035 Fund	Putnam Retirement Income Fund Lifestyle 1

Semiannual report
1 | 31 | 14

Message from the Trustees	1

About the funds	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	20

Terms and definitions	25

Other information for shareholders	26

Trustee approval of management contract	27

Financial statements	35

Shareholder meeting results	107

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our allocation of assets among permitted asset categories may hurt performance. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. Efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted return. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions and factors related to a specific issuer or industry. You can lose money by investing in the funds.

Message from the Trustees

Dear Fellow Shareholder:

In early 2014, stock prices fluctuated while most bond markets advanced, reversing the trends that dominated the two asset classes during 2013. Although the economic recovery appears to remain intact and previous market forces may re-emerge, the shift in short-term trends reminds investors once again about the value of portfolio diversification.

In this environment, we believe Putnam’s commitment to active fundamental research and taking a proactive view about risk is well suited to uncovering attractive investment opportunities.

We are pleased to report that this focus continues to earn Putnam high marks among industry peers. In 2013 — and for the third time in five years — Barron’s ranked Putnam one of the top two mutual fund families based on total returns across asset classes.

Lastly, for guidance on today’s markets, we also believe that you are well served by consulting with your financial advisor, who can help you assess your individual needs, time horizon, and risk tolerance — crucial for guiding you toward your investment goals.

As always, thank you for investing with Putnam.

Putnam RetirementReady® Funds

Diversification that adjusts automatically over time

Diversifying and monitoring your retirement investments can pose a challenge, but Putnam RetirementReady Funds can make it a little easier.

Each fund invests in a combination of Putnam portfolios that provide exposure to the stock and bond markets and to Putnam Absolute Return Funds, which can use strategies that seek to reduce risks. A fund's target date corresponds to the year you expect to begin withdrawing assets — typically in retirement. Investment allocations favor stocks when the target date is far off and favor bonds and absolute return strategies as the target date draws closer.

While the funds offer these features, the principal value of the funds is not guaranteed at any time, including the target date. While diversification can help protect your returns from excessive volatility, you can still lose money.

UNDERLYING PUTNAM FUNDS RetirementReady Funds allocate your retirement savings across a series of underlying funds based on your targeted retirement date.	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Retirement Income Fund Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73%	66%	49%	28%	7%	0%	0%	0%	0%	0%
Putnam Dynamic Asset Allocation Growth Fund	16%	23%	39%	58%	68%	45%	12%	0%	0%	0%
Putnam Dynamic Asset Allocation Balanced Fund	0%	0%	0%	0%	6%	28%	50%	36%	9%	0%
Putnam Dynamic Asset Allocation Conservative Fund	0%	0%	0%	0%	0%	0%	2%	15%	30%	34%
Putnam Money Market Fund	0%	0%	0%	1%	2%	3%	4%	6%	6%	6%
Putnam Absolute Return 700 Fund®	8%	8%	8%	8%	10%	12%	14%	11%	4%	0%
Putnam Absolute Return 500 Fund®	2%	2%	2%	3%	4%	6%	8%	16%	26%	30%
Putnam Absolute Return 300 Fund®	0%	0%	0%	0%	1%	3%	7%	11%	17%	21%
Putnam Absolute Return 100 Fund®	1%	1%	2%	3%	3%	3%	4%	6%	8%	9%
ASSET CLASS WEIGHTING										
Fixed Income	5%	7%	11%	16%	23%	32%	43%	55%	68%	75%
Equity	95%	93%	89%	84%	77%	68%	57%	45%	32%	25%

Fund allocations are based on each fund's strategic allocation to the underlying Putnam funds set forth in the most recent prospectus, but have been adjusted to reflect asset allocation decisions of the funds' managers since the date of the prospectus. Asset class weightings are hypothetical estimates based on strategic allocations to equity and fixed income of each Putnam Dynamic Asset Allocation Fund set forth in its prospectus, and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund, and Putnam Absolute Return 300 Fund are equivalent to fixed income; Putnam Absolute Return 500 Fund is equivalent to 50% fixed income/50% equity; and Putnam Absolute Return 700 Fund is equivalent to equity. Actual allocations will vary. Because of rounding in the calculation of allocations among underlying Putnam funds and of asset class weighting, actual allocations may be more or less than these percentages, and total portfolio percentages may be more or less than 100%. For further information, please see the most recent prospectus.

2 RetirementReady® Funds

RetirementReady® Funds 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Retirement Income Fund Lifestyle 1 and 5.75% for all other funds; had they, returns would have been lower. See pages 5 and 11–20 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund and 2055 Fund (inceptions: 5/2/05 and 11/30/10, respectively), the inception date of all share classes of RetirementReady Funds is 11/1/04.

† Returns for the six-month period are not annualized, but cumulative.

4	RetirementReady® Funds

Interview with your fund’s portfolio manager

How did Putnam RetirementReady® Funds perform for the six-month period ended January 31, 2014?

For the majority of the period, investors benefited from strong U.S. equity market growth and an accommodative Federal Reserve. I am pleased to report that, within a fairly low volatility environment, Putnam RetirementReady Funds posted positive results across the board.

What was the market environment like during the past six months?

Investors who took on risk in 2013 were rewarded, in what proved to be the equity market’s best annual performance since the 1990s. There were some speed bumps, as when the market advance slowed in October as a result of the congressional budget debate, which led to a 16-day partial shutdown of the federal government. Nevertheless, in the six-month period ended January 31, 2014, riskier assets generally offered higher returns than “safer” investments such as Treasuries or highly rated corporate bonds.

As I mentioned, markets also experienced unusually low volatility, though in January, the period’s final month, there was a small correction in U.S. equities, with the S&P 500 Index, a broad measure of U.S. stocks, declining more than 3.5%. But I believe that this was mainly due to some year-end profit taking, as investors sought to realize

This chart shows performance of broad market indexes for the six months ended 1/31/14. See pages 4 and 11–20 for fund performance information. Index descriptions can be found on page 25.

RetirementReady® Funds	5

capital gains after the start of the year for tax purposes and waited to sell. In addition, some softer economic numbers came out, but in my opinion this had more to do with the record cold temperatures across the nation during January, and the weather’s impact on the housing sector, consumer behavior, and construction.

During the period, the U.S. central bank did a good job of communicating its intentions to eventually draw down its $85-billion-a-month purchase of bonds. Although the actual first $10 billion reduction did not take place until January 2014, this had an effect on the more interest-rate-sensitive areas of the fixed-income market.

What strategies added to portfolio performance on an absolute basis?

Within a favorable environment for taking credit and liquidity risk, our credit strategies within fixed income were the biggest contributors. The team’s preference for credit-sensitive areas of fixed income, rather than those more reliant on interest rates, continued to benefit the portfolios.

Within equities, positive performance was broad-based. Within the portfolio’s directional component — those strategies that are linked to the overall direction of the markets — the largest contribution came from our U.S. equity exposure, as we targeted less volatile, or “low-beta,” stocks. Our research has shown that low-beta stocks have historically provided better risk-adjusted returns [how much risk is taken for producing a return] for longer time periods compared with the overall market.

In general, the portfolios were slightly overweight equities relative to each fund’s benchmark during the period. Within equities, we favored developed markets, particularly the United States. While it is far from perfect, the U.S. equity market was still the best place to be invested. Toward the end of the period, we also worked to close our underweight to Europe, particularly the more established, “core” economies of the eurozone. We remained underweight in the portfolio to emerging markets, whose economies are experiencing slower growth, and underweight to commodities.

Over the course of the fourth quarter of 2013, the portfolios were also able to generate substantial return from non-directional strategies, which are designed to be less dependent on overall market direction. Specifically, many of the regional equity trades, which tended to favor U.S. equities over international markets, added value. A tactical decision to use options at the beginning of October — in an attempt to capitalize on the threat of higher volatility that we expected would accompany the deficit debate and political wrangling — also proved to be advantageous.

How would you describe the current macroeconomic environment?

In the United States, there is growth, though not necessarily the kind of growth you would expect at this point in a recovery. The Fed has begun to taper its economic stimulus in part because it is seeing measurable improvement in the economy but also because the bond-buying aspect of the Fed’s stimulus package is not having as great an effect as it once did.

Corporate earnings continue to improve at a faster rate than revenues, so companies still have the same mismatch of top-line and bottom-line growth. With respect to employment, we believe the situation remains difficult. Although the unemployment rate has come down, this has been largely due to a declining labor participation rate — people have left the work force and given up looking for jobs.

In Europe, the economic picture has improved, where only a short time ago the eurozone appeared to be teetering on the verge of collapse. China’s slowdown has stabilized, but it seems much work remains

6	RetirementReady® Funds

to be done in order to develop a domestically driven economy. In general, emerging-market economies, as I mentioned, are not doing well — due in large part to the lack of demand for their goods from the developed world.

What is your outlook for the rest of 2014?

It appears that U.S. economic growth is on track, and the Fed’s December decision to modestly reduce its bond-buying program by $10 billion per month beginning in January 2014 offered confirmation that the central bank also believes the economy continues to heal. Additionally, Japan’s economy strongly rebounded, while core European economies performed better than expected.

As 2014 begins, we are focused on several key risks. First, the Fed is faced with a delicate balancing act as it seeks to communicate about further reductions in its bond-buying program without destabilizing the financial markets or the U.S. economy. This will bear watching as economic data are released in the months ahead.

Across the board, equity valuations have become somewhat stretched, but we remain constructive on the asset class. While not euphoric about the current environment, companies are more hopeful about business conditions. Corporate balance sheets look solid and earnings are decent, but there has been little top-line growth. All told, with the U.S. economy in the mid-cycle phase of expansion, stocks may continue to move higher in 2014, though, in our view, probably not to the same degree as in 2013.

While not overly pessimistic, we are not nearly as optimistic as we were at the beginning of 2012 and 2013. We still favor equities in

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the funds’ managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the funds’ managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the funds.

RetirementReady® Funds	7

developed markets, with the United States being the most attractive market, in our opinion. Therefore, we plan to become more tactical in the months ahead. We expect higher volatility and, within the Putnam Absolute Return sleeves of each fund, could rely more on non-directional strategies. The plan is to seek return from several strategies rather than just from one or two, and spread out risk.

Thank you, Bob, for bringing us up to date.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by a fund for the entire period. Portfolio composition is subject to review in accordance with the funds’ investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager Robert J. Kea is Co-Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Bentley University Graduate School of Business and a B.A. from the University of Massachusetts, Amherst. A CFA charterholder, he joined Putnam in 1989 and has been in the investment industry since 1988.

In addition to Bob, your fund’s portfolio managers are James A. Fetch; Joshua B. Kutin, CFA®; Robert J. Schoen; and Jason R. Vaillancourt, CFA®.

IN THE NEWS

The U.S. federal deficit this year will dip to its lowest level since 2007, but the trend may be short-lived. The Congressional Budget Office (CBO) has projected that the U.S. deficit will fall to $514 billion by the end of the current fiscal year on September 30, 2014, down from $680 billion last fiscal year and the recent peak of $1.4 trillion in 2009. Government spending cuts, tax hikes, and the overall economic expansion all helped to lower the deficit, which has been the focus of intense political debate in Washington. However, in coming years as baby boomers age, spending will accelerate on such government programs as Medicare and Social Security, widening the deficit. Without more robust economic growth, spending for Social Security, Medicare (including offsetting receipts), Medicaid, the Children’s Health Insurance Program, and subsidies for health insurance purchased through exchanges will rise from 9.7% of GDP in 2014 to 11.7% in 2024, the CBO estimates.

8	RetirementReady® Funds

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds. For more information, please see the funds’ prospectus.

Putnam Absolute Return 100, 300, 500, and 700 Funds

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by a targeted amount on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions or general market direction. The target return for each fund is the return on U.S. treasury bills plus a number of basis points specified in the fund’s name. For example, Absolute Return 500 Fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility, and expected returns.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The portfolio managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The portfolio managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The portfolio managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The portfolio managers can adjust allocations based on market conditions.

RetirementReady® Funds	9

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in money market instruments that are high quality and have short-term maturities.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Allocations by fund as of 1/31/14

Underlying Putnam Fund	Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2035 Fund	Putnam RetirementReady 2030 Fund	Putnam RetirementReady 2025 Fund	Putnam RetirementReady 2020 Fund	Putnam RetirementReady 2015 Fund	Putnam Retirement Income Fund Lifestyle 1

Putnam Dynamic Asset
Allocation Equity Fund Class Y	73.0%	65.4%	48.6%	28.0%	7.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Growth Fund Class Y	16.0%	23.3%	39.4%	58.2%	67.8%	44.8%	11.5%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	0.0%	0.0%	0.0%	0.0%	5.8%	27.9%	49.4%	35.8%	9.2%	0.0%

Putnam Dynamic Asset
Allocation Conservative Fund
Class Y	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	2.0%	15.5%	29.9%	34.0%

Putnam Absolute Return
700 Fund Class Y	7.7%	7.7%	7.7%	7.7%	9.7%	12.5%	13.7%	11.3%	4.2%	0.0%

Putnam Absolute Return
500 Fund Class Y	2.3%	2.3%	2.2%	2.8%	4.4%	5.6%	8.3%	15.6%	25.6%	29.9%

Putnam Absolute Return
300 Fund Class Y	0.0%	0.0%	0.0%	0.0%	0.7%	2.9%	6.6%	10.7%	17.3%	20.9%

Putnam Absolute Return
100 Fund Class Y	0.6%	0.9%	1.6%	2.8%	2.6%	3.3%	4.4%	5.5%	7.8%	9.0%

Putnam Money Market Fund
Class A	0.5%	0.5%	0.5%	0.5%	2.1%	3.2%	4.3%	5.5%	6.0%	5.9%

Percentages are based on net assets as of 1/31/14. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

10	RetirementReady® Funds

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2014, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the funds’ current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/14

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2055 Fund*

Life of fund	43.30%	35.06%	39.86%	36.86%	40.01%	40.01%	41.10%	36.17%	42.22%	44.48%
Annual average	12.03	9.96	11.17	10.42	11.21	11.21	11.49	10.24	11.76	12.32

3 years	33.63	25.95	30.62	27.62	30.77	30.77	31.63	27.03	32.65	34.71
Annual average	10.15	7.99	9.31	8.47	9.35	9.35	9.59	8.30	9.88	10.44

1 year	17.76	10.99	16.87	11.87	16.99	15.99	17.24	13.13	17.59	18.16

6 months	7.17	1.00	6.71	1.89	6.85	5.89	6.97	3.23	7.09	7.36

2050 Fund†

Life of fund	65.85%	56.31%	56.20%	56.20%	55.27%	55.27%	58.67%	53.12%	62.18%	69.43%
Annual average	5.95	5.23	5.23	5.23	5.15	5.15	5.41	4.99	5.68	6.21

5 years	121.14	108.43	112.99	110.99	113.00	113.00	115.71	108.16	118.43	123.92
Annual average	17.20	15.82	16.32	16.10	16.33	16.33	16.62	15.79	16.91	17.49

3 years	34.90	27.14	31.92	28.92	31.85	31.85	32.94	28.29	33.93	35.93
Annual average	10.49	8.33	9.67	8.84	9.65	9.65	9.96	8.66	10.23	10.78

1 year	17.61	10.85	16.73	11.73	16.75	15.75	17.08	12.99	17.36	17.92

6 months	7.11	0.95	6.73	1.73	6.68	5.68	6.88	3.14	7.03	7.27

2045 Fund‡

Life of fund	72.53%	62.61%	62.53%	62.53%	61.02%	61.02%	64.82%	59.05%	68.69%	76.55%
Annual average	6.07	5.39	5.39	5.39	5.28	5.28	5.55	5.14	5.81	6.33

5 years	118.94	106.35	110.92	108.92	110.97	110.97	113.60	106.12	116.27	121.73
Annual average	16.97	15.59	16.10	15.88	16.10	16.10	16.39	15.56	16.68	17.26

3 years	33.86	26.16	30.92	27.92	30.93	30.93	31.92	27.30	32.89	34.88
Annual average	10.21	8.05	9.40	8.55	9.40	9.40	9.67	8.38	9.94	10.49

1 year	16.99	10.26	16.14	11.14	16.14	15.14	16.39	12.32	16.69	17.29

6 months	6.87	0.73	6.50	1.50	6.48	5.48	6.63	2.90	6.75	7.01

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Fund performance Total return for periods ended 1/31/14 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2040 Fund‡

Life of fund	72.16%	62.26%	62.09%	62.09%	60.68%	60.68%	64.34%	58.59%	68.27%	76.14%
Annual average	6.05	5.37	5.36	5.36	5.26	5.26	5.51	5.11	5.78	6.31

5 years	116.47	104.03	108.57	106.57	108.48	108.48	111.09	103.70	113.77	119.15
Annual average	16.70	15.33	15.84	15.61	15.83	15.83	16.12	15.29	16.41	16.99

3 years	32.57	24.95	29.70	26.70	29.66	29.66	30.67	26.10	31.58	33.57
Annual average	9.85	7.71	9.06	8.21	9.04	9.04	9.33	8.04	9.58	10.13

1 year	16.19	9.51	15.32	10.32	15.29	14.29	15.65	11.60	15.90	16.48

6 months	6.56	0.43	6.19	1.19	6.16	5.16	6.32	2.60	6.45	6.74

2035 Fund

Life of fund	68.30%	58.62%	58.46%	58.46%	57.10%	57.10%	60.70%	55.07%	64.36%	72.27%
Annual average	5.79	5.11	5.10	5.10	5.00	5.00	5.26	4.85	5.52	6.05

5 years	111.23	99.09	103.49	101.49	103.46	103.46	106.05	98.84	108.72	113.98
Annual average	16.13	14.76	15.27	15.04	15.26	15.26	15.56	14.74	15.85	16.43

3 years	29.82	22.35	26.91	23.91	26.91	26.91	27.88	23.41	28.88	30.84
Annual average	9.09	6.96	8.27	7.41	8.27	8.27	8.54	7.26	8.82	9.37

1 year	14.59	8.00	13.76	8.76	13.74	12.74	14.03	10.04	14.32	14.88

6 months	6.00	–0.09	5.61	0.61	5.65	4.65	5.76	2.06	5.93	6.17

2030 Fund

Life of fund	63.53%	54.12%	53.96%	53.96%	52.50%	52.50%	56.02%	50.56%	59.76%	67.29%
Annual average	5.46	4.78	4.77	4.77	4.66	4.66	4.92	4.52	5.19	5.72

5 years	103.51	91.81	95.97	93.97	96.00	96.00	98.42	91.47	101.01	106.14
Annual average	15.27	13.91	14.40	14.17	14.41	14.41	14.69	13.87	14.99	15.57

3 years	26.45	19.18	23.54	20.54	23.58	23.58	24.46	20.10	25.50	27.37
Annual average	8.14	6.02	7.30	6.42	7.31	7.31	7.57	6.30	7.86	8.40

1 year	12.60	6.13	11.73	6.73	11.76	10.76	12.00	8.08	12.33	12.89

6 months	5.36	–0.69	4.94	–0.06	4.98	3.98	5.11	1.43	5.23	5.52

2025 Fund

Life of fund	56.96%	47.94%	47.86%	47.86%	46.48%	46.48%	49.84%	44.59%	53.42%	60.67%
Annual average	4.99	4.32	4.32	4.32	4.21	4.21	4.47	4.06	4.73	5.26

5 years	91.88	80.85	84.81	82.81	84.93	84.93	87.08	80.54	89.58	94.36
Annual average	13.92	12.58	13.07	12.82	13.08	13.08	13.35	12.54	13.65	14.21

3 years	22.97	15.90	20.26	17.26	20.27	20.27	21.11	16.87	22.05	23.90
Annual average	7.14	5.04	6.34	5.45	6.35	6.35	6.59	5.33	6.87	7.40

1 year	10.34	4.00	9.54	4.54	9.55	8.55	9.76	5.92	10.08	10.63

6 months	4.61	–1.40	4.20	–0.80	4.22	3.22	4.30	0.65	4.47	4.74

12	RetirementReady® Funds

Fund performance Total return for periods ended 1/31/14 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2020 Fund

Life of fund	47.29%	38.82%	38.67%	38.67%	37.45%	37.45%	40.62%	35.70%	44.01%	50.70%
Annual average	4.27	3.61	3.60	3.60	3.50	3.50	3.75	3.35	4.02	4.53

5 years	77.27	67.08	70.79	68.79	70.83	70.83	72.89	66.84	75.08	79.50
Annual average	12.13	10.81	11.30	11.04	11.30	11.30	11.57	10.78	11.85	12.41

3 years	18.82	11.99	16.20	13.20	16.23	16.23	17.09	12.99	17.97	19.75
Annual average	5.92	3.85	5.13	4.22	5.14	5.14	5.40	4.16	5.66	6.19

1 year	7.81	1.61	7.03	2.03	7.09	6.09	7.29	3.54	7.58	8.08

6 months	3.70	–2.27	3.30	–1.70	3.37	2.37	3.44	–0.18	3.57	3.82

2015 Fund

Life of fund	37.58%	29.67%	29.61%	29.61%	28.31%	28.31%	31.40%	26.80%	34.48%	40.80%
Annual average	3.51	2.85	2.84	2.84	2.73	2.73	2.99	2.60	3.25	3.77

5 years	60.32	51.10	54.33	52.33	54.31	54.31	56.36	50.88	58.25	62.31
Annual average	9.90	8.61	9.07	8.78	9.06	9.06	9.35	8.57	9.62	10.17

3 years	14.38	7.80	11.76	8.76	11.79	11.79	12.69	8.75	13.54	15.25
Annual average	4.58	2.54	3.78	2.84	3.79	3.79	4.06	2.83	4.33	4.84

1 year	5.55	–0.52	4.71	–0.29	4.73	3.73	4.96	1.28	5.22	5.76

6 months	2.91	–3.01	2.45	–2.55	2.47	1.47	2.61	–0.98	2.75	3.00

Retirement Income Fund Lifestyle 1

Life of fund	32.13%	26.84%	24.41%	24.41%	23.37%	23.37%	26.95%	22.83%	29.09%	35.24%
Annual average	3.06	2.60	2.39	2.39	2.30	2.30	2.61	2.25	2.80	3.32

5 years	53.97	47.81	48.34	46.34	48.31	48.31	51.11	46.20	52.04	55.94
Annual average	9.01	8.13	8.21	7.91	8.20	8.20	8.61	7.89	8.74	9.29

3 years	11.74	7.27	9.26	6.26	9.23	9.23	10.77	7.17	10.85	12.59
Annual average	3.77	2.37	3.00	2.05	2.99	2.99	3.47	2.33	3.49	4.03

1 year	4.27	0.10	3.57	–1.43	3.50	2.50	4.00	0.62	4.01	4.58

6 months	2.49	–1.61	2.15	–2.85	2.09	1.09	2.35	–0.98	2.37	2.62

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. The maximum sales charges for Retirement Income Fund Lifestyle 1 class A and M shares are 4.00% and 3.25%, respectively. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B share performance reflects conversion to class A shares after eight years.

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

RetirementReady® Funds	13

Comparative index returns For periods ended 1/31/14

		Barclays U.S.
	S&P 500 Index	Aggregate Bond Index

Life of fund*	91.37%	51.89%
Annual average	7.26	4.62

5 years	140.58	27.23
Annual average	19.19	4.93

3 years	47.89	11.61
Annual average	13.93	3.73

1 year	21.52	0.12

6 months	6.85	1.78

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Life-of-fund period begins at 11/1/04, the inception date of all the Putnam RetirementReady Funds with the exception of the 2050 Fund and 2055 Fund (inceptions: 5/2/05 and 11/30/10, respectively).

Fund price and distribution information For the six-month period ended 1/31/14

2055 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.333		$0.266	$0.287	$0.288		$0.323	$0.358

Capital gains

Long-term gains	0.350		0.350	0.350	0.350		0.350	0.350

Short-t erm gains	0.617		0.617	0.617	0.617		0.617	0.617

Total	$1.300		$1.233	$1.254	$1.255		$1.290	$1.325

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/13	$11.67	$12.38	$11.62	$11.54	$11.65	$12.07	$11.65	$11.70

1/31/14	11.24	11.93	11.20	11.11	11.24	11.65	11.22	11.27

2050 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.412		$0.321	$0.339	$0.346		$0.384	$0.451

Capital gains	—		—	—	—		—	—

Total	$0.412		$0.321	$0.339	$0.346		$0.384	$0.451

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/13	$15.22	$16.15	$15.05	$14.96	$15.37	$15.93	$15.00	$15.27

1/31/14	15.90	16.87	15.75	15.63	16.09	16.67	15.68	15.94

14	RetirementReady® Funds

Fund price and distribution information For the six-month period ended 1/31/14 cont.

2045 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.249		$0.147	$0.159	$0.168		$0.221	$0.291

Capital gains	—		—	—	—		—	—

Total	$0.249		$0.147	$0.159	$0.168		$0.221	$0.291

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/13	$16.77	$17.79	$15.43	$15.51	$16.34	$16.93	$17.13	$19.74

1/31/14	17.68	18.76	16.29	16.36	17.26	17.89	18.07	20.84

2040 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.280		$0.158	$0.207	$0.212		$0.235	$0.326

Capital gains	—		—	—	—		—	—

Total	$0.280		$0.158	$0.207	$0.212		$0.235	$0.326

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/13	$18.34	$19.46	$17.04	$16.92	$17.36	$17.99	$18.76	$21.18

1/31/14	19.27	20.45	17.94	17.76	18.25	18.91	19.74	22.29

2035 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.157		$0.054	$0.052	$0.105		$0.120	$0.203

Capital gains	—		—	—	—		—	—

Total	$0.157		$0.054	$0.052	$0.105		$0.120	$0.203

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/13	$18.55	$19.68	$17.17	$17.17	$17.93	$18.58	$17.84	$21.37

1/31/14	19.51	20.70	18.08	18.09	18.86	19.54	18.78	22.49

2030 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.156		$0.021	$0.039	$0.123		$0.121	$0.201

Capital gains	—		—	—	—		—	—

Total	$0.156		$0.021	$0.039	$0.123		$0.121	$0.201

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/13	$18.52	$19.65	$17.62	$17.64	$18.03	$18.68	$17.56	$20.98

1/31/14	19.36	20.54	18.47	18.48	18.83	19.51	18.36	21.94

RetirementReady® Funds	15

Fund price and distribution information For the six-month period ended 1/31/14 cont.

2025 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.181		$0.049	$0.085	$0.069		$0.150	$0.230

Capital gains	—		—	—	—		—	—

Total	$0.181		$0.049	$0.085	$0.069		$0.150	$0.230

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/13	$19.06	$20.22	$17.84	$17.87	$18.09	$18.75	$17.85	$19.15

1/31/14	19.76	20.97	18.54	18.54	18.80	19.48	18.50	19.83

2020 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.181		$0.071	$0.074	$0.095		$0.157	$0.227

Capital gains	—		—	—	—		—	—

Total	$0.181		$0.071	$0.074	$0.095		$0.157	$0.227

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/13	$17.31	$18.37	$16.66	$16.71	$16.99	$17.61	$16.67	$19.26

1/31/14	17.77	18.85	17.14	17.20	17.48	18.11	17.11	19.77

2015 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.191		$0.110	$0.092	$0.103		$0.158	$0.238

Capital gains	—		—	—	—		—	—

Total	$0.191		$0.110	$0.092	$0.103		$0.158	$0.238

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/13	$17.21	$18.26	$16.69	$16.69	$16.98	$17.60	$16.62	$17.26

1/31/14	17.52	18.59	16.99	17.01	17.32	17.95	16.92	17.54

16	RetirementReady® Funds

Fund price and distribution information For the six-month period ended 1/31/14 cont.

Retirement Income Fund Lifestyle 1

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		1	1	6		6	6

Income	$0.303		$0.263	$0.263	$0.280		$0.282	$0.325

Capital gains	—		—	—	—		—	—

Total	$0.303		$0.263	$0.263	$0.280		$0.282	$0.325

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/13	$16.98	$17.69	$16.86	$16.91	$17.02	$17.59	$16.97	$17.04

1/31/14	17.10	17.81	16.96	17.00	17.14	17.72	17.09	17.16

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares for all funds except Retirement Income Fund Lifestyle 1, for which the rates are 4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/13

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2055 Fund*

Life of fund	47.12%	38.66%	43.73%	40.73%	43.79%	43.79%	44.87%	39.80%	46.02%	48.33%
Annual average	13.34	11.18	12.48	11.72	12.50	12.50	12.77	11.48	13.06	13.64

3 years	39.15	31.15	36.01	33.01	36.08	36.08	37.07	32.27	38.14	40.26
Annual average	11.64	9.46	10.80	9.98	10.81	10.81	11.08	9.77	11.37	11.94

1 year	26.50	19.23	25.55	20.55	25.51	24.51	25.81	21.41	26.21	26.79

6 months	15.36	8.73	14.91	9.91	14.92	13.92	15.06	11.04	15.20	15.55

2050 Fund†

Life of fund	70.23%	60.44%	60.32%	60.32%	59.55%	59.55%	62.91%	57.21%	66.42%	73.89%
Annual average	6.33	5.60	5.59	5.59	5.53	5.53	5.79	5.36	6.05	6.59

5 years	109.46	97.41	101.78	99.78	101.82	101.82	104.33	97.18	106.81	112.10
Annual average	15.94	14.57	15.07	14.84	15.08	15.08	15.36	14.54	15.64	16.23

3 years	40.45	32.38	37.36	34.36	37.33	37.33	38.36	33.51	39.43	41.51
Annual average	11.99	9.80	11.16	10.35	11.15	11.15	11.43	10.11	11.72	12.27

1 year	26.18	18.93	25.29	20.29	25.28	24.28	25.58	21.19	25.85	26.49

6 months	15.23	8.61	14.83	9.83	14.84	13.84	14.97	10.95	15.04	15.38

RetirementReady® Funds	17

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/13 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2045 Fund‡

Life of fund	76.92%	66.75%	66.67%	66.67%	65.25%	65.25%	69.03%	63.11%	72.99%	80.96%
Annual average	6.42	5.73	5.73	5.73	5.63	5.63	5.89	5.48	6.16	6.68

5 years	107.67	95.73	99.99	97.99	100.09	100.09	102.48	95.39	105.04	110.20
Annual average	15.74	14.38	14.87	14.64	14.88	14.88	15.15	14.34	15.44	16.02

3 years	39.23	31.22	36.05	33.05	36.21	36.21	37.15	32.35	38.17	40.28
Annual average	11.66	9.48	10.81	9.99	10.85	10.85	11.10	9.79	11.38	11.94

1 year	25.11	17.92	24.13	19.13	24.17	23.17	24.52	20.16	24.76	25.37

6 months	14.73	8.13	14.28	9.28	14.37	13.37	14.47	10.46	14.61	14.86

2040 Fund‡

Life of fund	76.27%	66.13%	65.96%	65.96%	64.66%	64.66%	68.30%	62.41%	72.37%	80.33%
Annual average	6.38	5.69	5.68	5.68	5.59	5.59	5.84	5.43	6.12	6.64

5 years	106.20	94.34	98.54	96.54	98.60	98.60	100.99	93.96	103.65	108.78
Annual average	15.57	14.21	14.70	14.47	14.71	14.71	14.98	14.17	15.29	15.86

3 years	37.62	29.70	34.49	31.49	34.56	34.56	35.59	30.84	36.60	38.63
Annual average	11.23	9.06	10.38	9.55	10.40	10.40	10.68	9.37	10.96	11.50

1 year	23.75	16.63	22.78	17.78	22.88	21.88	23.14	18.83	23.45	24.04

6 months	14.08	7.52	13.67	8.67	13.69	12.69	13.80	9.82	13.96	14.24

2035 Fund

Life of fund	71.84%	61.96%	61.79%	61.79%	60.49%	60.49%	64.10%	58.36%	67.77%	75.79%
Annual average	6.08	5.40	5.39	5.39	5.29	5.29	5.55	5.14	5.80	6.34

5 years	101.55	89.96	94.16	92.16	94.09	94.09	96.55	89.67	99.02	104.06
Annual average	15.05	13.69	14.19	13.95	14.18	14.18	14.47	13.66	14.76	15.33

3 years	34.24	26.53	31.25	28.25	31.25	31.25	32.19	27.56	33.21	35.24
Annual average	10.31	8.16	9.49	8.65	9.49	9.49	9.75	8.45	10.03	10.59

1 year	21.16	14.20	20.29	15.29	20.26	19.26	20.58	16.36	20.86	21.47

6 months	12.79	6.31	12.40	7.40	12.38	11.38	12.52	8.58	12.68	12.94

2030 Fund

Life of fund	66.14%	56.59%	56.42%	56.42%	55.05%	55.05%	58.67%	53.12%	62.37%	69.96%
Annual average	5.69	5.01	5.00	5.00	4.90	4.90	5.16	4.75	5.43	5.95

5 years	94.44	83.26	87.24	85.24	87.26	87.26	89.67	83.03	92.04	96.93
Annual average	14.22	12.88	13.37	13.12	13.37	13.37	13.66	12.85	13.94	14.51

3 years	29.94	22.47	27.03	24.03	27.06	27.06	28.08	23.59	28.99	31.00
Annual average	9.12	6.99	8.30	7.44	8.31	8.31	8.60	7.32	8.86	9.42

1 year	17.87	11.09	16.92	11.92	16.95	15.95	17.30	13.20	17.53	18.19

6 months	11.01	4.62	10.59	5.59	10.56	9.56	10.76	6.89	10.87	11.18

18	RetirementReady® Funds

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/13 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2025 Fund

Life of fund	58.79%	49.66%	49.58%	49.58%	48.14%	48.14%	51.59%	46.29%	55.16%	62.45%
Annual average	5.17	4.49	4.49	4.49	4.38	4.38	4.64	4.23	4.91	5.43

5 years	84.17	73.58	77.29	75.29	77.29	77.29	79.47	73.18	81.82	86.43
Annual average	12.99	11.66	12.13	11.88	12.13	12.13	12.41	11.61	12.70	13.27

3 years	25.73	18.50	22.91	19.91	22.86	22.86	23.82	19.49	24.76	26.68
Annual average	7.93	5.82	7.12	6.24	7.10	7.10	7.38	6.11	7.65	8.20

1 year	14.28	7.71	13.38	8.38	13.40	12.40	13.69	9.71	14.03	14.58

6 months	9.03	2.76	8.53	3.53	8.56	7.56	8.71	4.90	8.89	9.15

2020 Fund

Life of fund	48.28%	39.76%	39.61%	39.61%	38.41%	38.41%	41.59%	36.63%	45.02%	51.69%
Annual average	4.39	3.72	3.71	3.71	3.61	3.61	3.86	3.46	4.14	4.65

5 years	71.95	62.06	65.58	63.58	65.60	65.60	67.62	61.75	69.83	74.11
Annual average	11.45	10.14	10.61	10.34	10.61	10.61	10.88	10.10	11.17	11.73

3 years	20.75	13.81	18.07	15.07	18.09	18.09	18.94	14.78	19.87	21.70
Annual average	6.49	4.41	5.69	4.79	5.70	5.70	5.95	4.70	6.23	6.76

1 year	10.53	4.17	9.69	4.69	9.67	8.67	9.91	6.06	10.25	10.77

6 months	6.87	0.72	6.39	1.39	6.45	5.45	6.53	2.80	6.73	7.00

2015 Fund

Life of fund	37.90%	29.97%	29.91%	29.91%	28.77%	28.77%	31.78%	27.17%	34.87%	41.12%
Annual average	3.57	2.90	2.89	2.89	2.79	2.79	3.05	2.65	3.32	3.83

5 years	57.62	48.55	51.82	49.82	51.79	51.79	53.73	48.35	55.70	59.62
Annual average	9.53	8.24	8.71	8.42	8.71	8.71	8.98	8.21	9.26	9.80

3 years	15.55	8.90	12.99	9.99	13.02	13.02	13.78	9.80	14.73	16.42
Annual average	4.93	2.88	4.16	3.23	4.16	4.16	4.40	3.17	4.69	5.20

1 year	7.13	0.97	6.39	1.39	6.40	5.40	6.61	2.88	6.92	7.40

6 months	4.85	–1.18	4.44	–0.56	4.46	3.46	4.57	0.91	4.76	5.00

RetirementReady® Funds	19

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/13 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Retirement Income Fund Lifestyle 1

Life of fund	32.32%	27.02%	24.59%	24.59%	23.59%	23.59%	27.17%	23.04%	29.30%	35.39%
Annual average	3.10	2.64	2.43	2.43	2.34	2.34	2.66	2.29	2.84	3.36

5 years	52.50	46.40	46.90	44.90	46.86	46.86	49.65	44.79	50.59	54.45
Annual average	8.81	7.92	7.99	7.70	7.99	7.99	8.40	7.68	8.53	9.08

3 years	12.55	8.04	10.03	7.03	10.07	10.07	11.55	7.93	11.72	13.47
Annual average	4.02	2.61	3.24	2.29	3.25	3.25	3.71	2.58	3.76	4.30

1 year	5.52	1.30	4.76	–0.24	4.75	3.75	5.25	1.83	5.26	5.83

6 months	3.96	–0.20	3.56	–1.44	3.55	2.55	3.82	0.45	3.78	4.07

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

See the discussion following the fund performance tables on page 11 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2055 Fund

Net expenses for the fiscal year ended 7/31/13*	1.26%	2.01%	2.01%	1.76%	1.51%	1.01%

Total annual operating expenses for the fiscal year
ended 7/31/13	1.54%	2.29%	2.29%	2.04%	1.79%	1.29%

Annualized expense ratio for the six-month period
ended 1/31/14†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

20 RetirementReady® Funds

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2050 Fund

Net expenses for the fiscal year ended 7/31/13*	1.24%	1.99%	1.99%	1.74%	1.49%	0.99%

Total annual operating expenses for the fiscal year
ended 7/31/13	1.37%	2.12%	2.12%	1.87%	1.62%	1.12%

Annualized expense ratio for the six-month period
ended 1/31/14†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2045 Fund

Net expenses for the fiscal year ended 7/31/13*	1.20%	1.95%	1.95%	1.70%	1.45%	0.95%

Total annual operating expenses for the fiscal year
ended 7/31/13	1.32%	2.07%	2.07%	1.82%	1.57%	1.07%

Annualized expense ratio for the six-month period
ended 1/31/14†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2040 Fund

Net expenses for the fiscal year ended 7/31/13*	1.15%	1.90%	1.90%	1.65%	1.40%	0.90%

Total annual operating expenses for the fiscal year
ended 7/31/13	1.27%	2.02%	2.02%	1.77%	1.52%	1.02%

Annualized expense ratio for the six-month period
ended 1/31/14†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2035 Fund

Net expenses for the fiscal year ended 7/31/13*	1.09%	1.84%	1.84%	1.59%	1.34%	0.84%

Total annual operating expenses for the fiscal year
ended 7/31/13	1.20%	1.95%	1.95%	1.70%	1.45%	0.95%

Annualized expense ratio for the six-month period
ended 1/31/14†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2030 Fund

Net expenses for the fiscal year ended 7/31/13*	1.05%	1.80%	1.80%	1.55%	1.30%	0.80%

Total annual operating expenses for the fiscal year
ended 7/31/13	1.16%	1.91%	1.91%	1.66%	1.41%	0.91%

Annualized expense ratio for the six-month period
ended 1/31/14†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2025 Fund

Net expenses for the fiscal year ended 7/31/13*	1.02%	1.77%	1.77%	1.52%	1.27%	0.77%

Total annual operating expenses for the fiscal year
ended 7/31/13	1.13%	1.88%	1.88%	1.63%	1.38%	0.88%

Annualized expense ratio for the six-month period
ended 1/31/14†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2020 Fund

Net expenses for the fiscal year ended 7/31/13*	0.99%	1.74%	1.74%	1.49%	1.24%	0.74%

Total annual operating expenses for the fiscal year
ended 7/31/13	1.10%	1.85%	1.85%	1.60%	1.35%	0.85%

Annualized expense ratio for the six-month period
ended 1/31/14†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2015 Fund

Net expenses for the fiscal year ended 7/31/13*	0.95%	1.70%	1.70%	1.45%	1.20%	0.70%

Total annual operating expenses for the fiscal year
ended 7/31/13	1.06%	1.81%	1.81%	1.56%	1.31%	0.81%

Annualized expense ratio for the six-month period
ended 1/31/14†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

RetirementReady® Funds	21

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam Retirement Income Fund Lifestyle 1

Net expenses for the fiscal year ended 7/31/13*	0.93%	1.68%	1.68%	1.18%	1.18%	0.68%

Total annual operating expenses for the fiscal year
ended 7/31/13	1.05%	1.80%	1.80%	1.30%	1.30%	0.80%

Annualized expense ratio for the six-month period
ended 1/31/14†	0.25%	1.00%	1.00%	0.50%	0.50%	0.00%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report because it includes an impact of fees and expenses of the underlying Putnam mutual funds in which each fund invests (see table below). Expenses are shown as a percentage of average net assets.

Putnam RetirementReady 2055 Fund	1.01%
Putnam RetirementReady 2050 Fund	0.99%
Putnam RetirementReady 2045 Fund	0.95%
Putnam RetirementReady 2040 Fund	0.90%
Putnam RetirementReady 2035 Fund	0.84%
Putnam RetirementReady 2030 Fund	0.80%
Putnam RetirementReady 2025 Fund	0.77%
Putnam RetirementReady 2020 Fund	0.74%
Putnam RetirementReady 2015 Fund	0.70%
Putnam Retirement Income Fund Lifestyle 1	0.68%

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/14.

† Excludes the expense ratios of the underlying Putnam mutual funds.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from August 1, 2013 to January 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2055 Fund

Expenses paid per $1,000*†	$1.31	$5.21	$5.21	$3.91	$2.61	$—

Ending value (after expenses)	$1,071.70	$1,067.10	$1,068.50	$1,069.70	$1,070.90	$1,073.60

Putnam RetirementReady 2050 Fund

Expenses paid per $1,000*†	$1.31	$5.21	$5.21	$3.91	$2.61	$—

Ending value (after expenses)	$1,071.10	$1,067.30	$1,066.80	$1,068.80	$1,070.30	$1,072.70

Putnam RetirementReady 2045 Fund

Expenses paid per $1,000*†	$1.30	$5.20	$5.20	$3.91	$2.61	$—

Ending value (after expenses)	$1,068.70	$1,065.00	$1,064.80	$1,066.30	$1,067.50	$1,070.10

Putnam RetirementReady 2040 Fund

Expenses paid per $1,000*†	$1.30	$5.20	$5.20	$3.90	$2.60	$—

Ending value (after expenses)	$1,065.60	$1,061.90	$1,061.60	$1,063.20	$1,064.50	$1,067.40

Putnam RetirementReady 2035 Fund

Expenses paid per $1,000*†	$1.30	$5.18	$5.18	$3.89	$2.60	$—

Ending value (after expenses)	$1,060.00	$1,056.10	$1,056.50	$1,057.60	$1,059.30	$1,061.70

22 RetirementReady® Funds

Expenses per $1,000 cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2030 Fund

Expenses paid per $1,000*†	$1.29	$5.17	$5.17	$3.88	$2.59	$—

Ending value (after expenses)	$1,053.60	$1,049.40	$1,049.80	$1,051.10	$1,052.30	$1,055.20

Putnam RetirementReady 2025 Fund

Expenses paid per $1,000*†	$1.29	$5.15	$5.15	$3.86	$2.58	$—

Ending value (after expenses)	$1,046.10	$1,042.00	$1,042.20	$1,043.00	$1,044.70	$1,047.40

Putnam RetirementReady 2020 Fund

Expenses paid per $1,000*†	$1.28	$5.12	$5.13	$3.85	$2.57	$—

Ending value (after expenses)	$1,037.00	$1,033.00	$1,033.70	$1,034.40	$1,035.70	$1,038.20

Putnam RetirementReady 2015 Fund

Expenses paid per $1,000*†	$1.28	$5.10	$5.10	$3.83	$2.56	$—

Ending value (after expenses)	$1,029.10	$1,024.50	$1,024.70	$1,026.10	$1,027.50	$1,030.00

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.28	$5.10	$5.09	$2.55	$2.55	$—

Ending value (after expenses)	$1,024.90	$1,021.50	$1,020.90	$1,023.50	$1,023.70	$1,026.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/14. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended January 31, 2014, use the following calculation method. To find the value of your investment on August 1, 2013, call Putnam at 1-800-225-1581.

RetirementReady® Funds	23

Estimate the expenses you paid cont.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady
2055 Fund, 2050 Fund, 2045 Fund,
2040 Fund, 2035 Fund, 2030 Fund,
2025 Fund, 2020 Fund, 2015 Fund

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,021.42	$1,022.68	$1,025.21

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$2.55	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,022.68	$1,022.68	$1,025.21

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/14. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

24 RetirementReady® Funds

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares. (4.00% for class A shares and 3.25% for class M shares of Retirement Income Fund Lifestyle 1).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (Europe, Australasia, Far East) (ND) is free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

RetirementReady® Funds	25

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2014, Putnam employees had approximately $433,000,000 and the Trustees had approximately $105,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

26 RetirementReady® Funds

Trustee approval of management contract

Putnam Investment Management (“Putnam Management”) serves as investment manager to your fund under a management contract. In addition, Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), provides services to your fund under a sub-management contract between Putnam Management and PIL. Putnam Management is majority owned (directly and indirectly) by Power Corporation of Canada, a diversified international management and holding company with interests in companies in the financial services, communications and other business sectors. Until his death on October 8, 2013, The Honourable Paul G. Desmarais, both directly and through holding companies, controlled a majority of the voting shares of Power Corporation of Canada. Upon his death, Mr. Desmarais’ voting control of shares of Power Corporation of Canada was transferred to The Desmarais Family Residuary Trust (the “Transfer”). As a technical matter, the Transfer may have constituted an “assignment” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), causing your fund’s existing management and sub-management contracts to terminate automatically. On October 18, 2013, the Trustees, including all of the Trustees who are not “interested persons” (as this term is defined in the 1940 Act) of the Putnam funds (the “Independent Trustees”), approved interim management contracts between the Putnam funds and Putnam Management and the continuance of your fund’s sub-management contract to address this possibility and to avoid disruption of investment advisory and other services provided to the Putnam funds. At a subsequent meeting on November 22, 2013, the Trustees, including all of the Independent Trustees, approved new definitive management contracts between the Putnam funds and Putnam Management and determined to recommend their approval to the shareholders of the Putnam funds at a shareholder meeting called for February 27, 2014. The Trustees also approved new sub-management contracts, to be effective at the same time as the new definitive management contracts. Your fund’s shareholders approved your fund’s new management contract at a special meeting on February 27, 2014.

In considering whether to approve your fund’s interim management contract and the continuance of your fund’s sub-management contract in October, and in considering whether to approve your fund’s new definitive management contract and its new sub-management contract in November, the Trustees took into account that they had recently approved the continuation (through June 30, 2014) of the fund’s previous management and sub-management contracts at their meeting in June 2013. The Trustees considered that the terms of the interim management contract and new definitive management contract were identical to those of the previous management contract, except for the effective dates and initial terms and for certain non-substantive changes. They also considered that the terms of the sub-management contract were identical to those of the previous sub-management contract, except for the effective dates and initial terms. In light of the substantial similarity between the proposed contracts and the previous versions of these contracts approved by the Trustees at their June 2013 meeting, the Trustees relied to a considerable extent on their review of these contracts in connection with their June meeting. In addition, the Trustees considered a number other factors relating to the Transfer, including, but not limited to, the following:

• Information about the operations of The Desmarais Family Residuary Trust, including that Paul Desmarais, Jr. and André Desmarais, Mr. Desmarais’ sons, were expected to exercise,

RetirementReady® Funds	27

jointly, voting control over the Power Corporation of Canada shares controlled by The Desmarais Family Residuary Trust.

• That Paul Desmarais, Jr. and André Desmarais had been playing active managerial roles at Power Corporation of Canada, with responsibility for the oversight of Power Corporation of Canada’s subsidiaries, including Putnam Investments, since Power Corporation of Canada had acquired Putnam Investments in 2007, including serving as Directors of Putnam Investments, and that the Transfer would not affect their responsibilities as officers of Power Corporation of Canada.

• The intention expressed by representatives of Power Corporation of Canada and its subsidiaries, Power Financial Corporation and Great-West Lifeco, that there would be no change to the operations or management of Putnam Investments, to Putnam Management’s management of the funds or to investment, advisory and other services provided to the funds by Putnam Management and its affiliates as a result of the Transfer.

• Putnam Management’s assurances that, following the Transfer, Putnam Management would continue to provide the same level of services to each fund and that the Transfer will not have an adverse impact on the ability of Putnam Management and its affiliates to continue to provide high quality investment advisory and other services to the funds.

• Putnam Management’s assurances that there are no current plans to make any changes to the operations of the funds, existing management fees, expense limitations, distribution arrangements, or the quality of any services provided to the funds or their shareholders, as a result of the Transfer.

• The benefits that the funds have received and may potentially receive as a result of Putnam Management being a member of the Power Corporation of Canada group of companies, which promotes the stability of the Putnam organization.

• Putnam Investments’ commitment to bear a reasonable share of the expenses incurred by the Putnam Funds in connection with the Transfer.

General conclusions in connection with the Trustees’ June 2013 approval of the fund’s management and sub-management contracts

As noted above, in connection with their deliberations in October and November 2013, in addition to the factors described above, the Trustees considered their recent approval of your fund’s management and sub-management contracts in June 2013. The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management and sub-management contracts. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the

28 RetirementReady® Funds

course of several months ending in June 2013, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2013, the Contract Committee met in executive session to discuss and consider its preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 20, 2013 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2013, subject to certain changes in the sub-management contract noted below. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ June 2013 approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the current fee arrangements in the management contracts for the Putnam funds were implemented at the beginning of 2010 following extensive review and discussion by the Trustees, as well as approval by shareholders.

As noted above, the Trustees considered administrative revisions to your fund’s sub-management contract. Putnam Management recommended that the sub-management contract be revised to reduce the sub-management fee that Putnam Management pays to PIL with respect to the portion of the portfolios of certain funds, but not your fund, that may be allocated to PIL from time to time. The Independent Trustees’ approval of this recommendation was based on their conclusion that these changes would have no practical effect on Putnam Management’s continued responsibility for the management

RetirementReady® Funds 29

of these funds or the costs borne by fund shareholders and would not result in any reduction in the nature and quality of services provided to the funds.

Management fee schedules and total expenses

The Trustees considered your fund’s management fee schedule and considered that, although the fund pays no management fee to Putnam Management, Putnam Management receives management fees from the underlying Putnam funds in which your fund invests. The Trustees noted that the fee schedule was consistent with the current fee schedules of other Putnam funds that pursued their objectives by investing substantially all of their assets in other Putnam funds, which have been carefully developed over the years and re-examined on many occasions and adjusted where appropriate.

The Trustees also reviewed the management fee schedules in effect for all Putnam funds (including the underlying Putnam funds in which your fund invests), including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under their management contracts, the underlying Putnam funds in which your fund invests have the benefit of breakpoints in their management fee schedules that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. Some of the underlying Putnam funds’ management contracts also provide for performance fees. The Trustees concluded that the fee schedules in effect for the underlying Putnam funds in which your fund invests represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. In addition, Putnam Management agreed to reimburse your fund through at least November 30, 2014 for all other expenses (excluding brokerage, interest, taxes, investment-related expenses, extraordinary expenses, payments under the fund’s distribution plans, and acquired fund fees and expenses). Putnam Management’s support for these expense limitations was

30 RetirementReady® Funds

an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2012 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2012 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

Total
expenses
(quintile)
Putnam RetirementReady 2055 Fund
(“2055 Fund”)	4th

Putnam RetirementReady 2050 Fund
(“2050 Fund”)	4th

Putnam RetirementReady 2045 Fund
(“2045 Fund”)	4th

Putnam RetirementReady 2040 Fund
(“2040 Fund”)	4th

Putnam RetirementReady 2035 Fund
(“2035 Fund”)	3rd

Putnam RetirementReady 2030 Fund
(“2030 Fund”)	3rd

Putnam RetirementReady 2025 Fund
(“2025 Fund”)	2nd

Putnam RetirementReady 2020 Fund
(“2020 Fund”)	3rd

Putnam RetirementReady 2015 Fund
(“2015 Fund”)	2nd

Putnam Retirement Income Fund Lifestyle 1
(“Lifestyle 1 Fund”)	4th

(Total expenses reflect the fees and expenses borne directly by the Putnam RetirementReady® Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses, which the Putnam RetirementReady® Funds and the funds included in the custom Lipper peer groups bear indirectly.)

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when

RetirementReady® Funds	31

examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2012 was a year of strong competitive performance for many of the Putnam funds, with only a relatively small number of exceptions. They noted that this strong performance was exemplified by the fact that the Putnam funds were recognized by Barron’s as the best performing mutual fund complex for 2012 — the second time in four years that Putnam Management has achieved this distinction for the Putnam funds. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2012 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year, and five-year periods. For a number of Putnam funds with relatively unique investment mandates, the Trustees evaluated performance based on comparisons of their total returns with the returns of selected investment benchmarks or targeted returns. In the case of the 2055 Fund (which had only commenced operations on November 30, 2010 and had a track record of only twenty-five months), the Trustees considered that the fund’s class A share total return was positive and exceeded its internal benchmark return over the one-year period ended December 31, 2012. In the case of the Lifestyle 1 Fund, the Trustees considered that the fund’s class A share total return was positive over the one-year, three-year, and five-year periods ended December 31, 2012. In the case of each of the other Putnam RetirementReady® Funds, the Trustees considered information about the fund’s performance relative to its internal benchmark for the one-year, three-year, and five-year periods ended December 31, 2012. Over the one-year period, the class A share total return for each fund was positive and

32 RetirementReady® Funds

exceeded the internal benchmark return. Over the three-year period, the class A share total return was positive for each fund; exceeded the internal benchmark return for the 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, and 2040 Fund; and approximated the internal benchmark return for the 2045 Fund and 2050 Fund. Over the five-year period, the class A share total return was positive for each fund; exceeded the internal benchmark return for the 2020 Fund, 2025 Fund, and 2030 Fund; approximated the internal benchmark return for the 2035 Fund, 2045 Fund, and 2050 Fund; and lagged the internal benchmark return for the 2015 and 2040 Fund. The Trustees did not find any evidence of underperformance that would suggest a need for concern regarding the investment process for any of the Putnam RetirementReady® Funds. With respect to the 2055 Fund, because the fund had only recently commenced operations, the Trustees considered that there had not been a sufficiently long period of time to allow for definitive conclusions about the fund’s performance. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees also considered a number of other changes that Putnam Management had made in recent years in efforts to support and improve fund performance generally. These changes included Putnam Management’s efforts to increase accountability and to reduce complexity in the portfolio management process for the Putnam equity funds by moving generally from a portfolio management team structure to a decision-making process that vests full authority and responsibility with individual portfolio managers and by affirming its commitment to a fundamental-driven approach to investing. The Trustees noted that Putnam Management had also worked to strengthen its fundamental research capabilities by adding new investment personnel to the large-cap equities research team and by bringing U.S. and international research under common leadership. In addition, the Trustees recognized that Putnam Management has adjusted the compensation structure for portfolio managers and research analysts so that only those who achieve top-quartile returns over a rolling three-year basis are eligible for full bonuses.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing

RetirementReady® Funds	33

agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

34 RetirementReady® Funds

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

RetirementReady® Funds	35

The funds’ portfolios 1/31/14 (Unaudited)

Putnam RetirementReady 2055 Fund	Shares	Value

Absolute Return Funds (10.5%)*
Putnam Absolute Return 100 Fund Class Y †††	1,127	$11,475

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	3,642	41,959

Putnam Absolute Return 700 Fund Class Y †††	11,707	142,823

Total Absolute Return Funds (cost $196,948)		$196,257

Asset Allocation Funds (89.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	111,734	1,358,691

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	18,203	298,535

Total Asset Allocation Funds (cost $1,717,589)		$1,657,226

Fixed Income Funds (0.5%)*
Putnam Money Market Fund Class A †††	8,981	$8,981

Total Fixed Income Funds (cost $8,981)		$8,981

Total Investments (cost $1,923,518)		$1,862,464

* Percentages indicated are based on net assets of $1,862,127

Putnam RetirementReady 2050 Fund	Shares	Value

Absolute Return Funds (10.9%)*
Putnam Absolute Return 100 Fund Class Y †††	9,825	$100,017

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	21,167	243,840

Putnam Absolute Return 700 Fund Class Y †††	68,034	830,011

Total Absolute Return Funds (cost $1,167,039)		$1,173,868

Asset Allocation Funds (88.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	581,659	7,072,977

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	154,003	2,525,643

Total Asset Allocation Funds (cost $9,463,738)		$9,598,620

Fixed Income Funds (0.5%)*
Putnam Money Market Fund Class A †††	49,495	$49,495

Total Fixed Income Funds (cost $49,495)		$49,495

Total Investments (cost $10,680,272)		$10,821,983

* Percentages indicated are based on net assets of $10,817,105

36 RetirementReady® Funds

The funds’ portfolios 1/31/14 (Unaudited) cont.

Putnam RetirementReady 2045 Fund	Shares	Value

Absolute Return Funds (11.5%)*
Putnam Absolute Return 100 Fund Class Y †††	24,678	$251,220

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	29,907	344,525

Putnam Absolute Return 700 Fund Class Y †††	96,130	1,172,784

Total Absolute Return Funds (cost $1,763,179)		$1,768,529

Asset Allocation Funds (88.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	611,434	7,435,040

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	367,982	6,034,904

Total Asset Allocation Funds (cost $13,099,485)		$13,469,944

Fixed Income Funds (0.5%)*
Putnam Money Market Fund Class A †††	70,094	$70,094

Total Fixed Income Funds (cost $70,094)		$70,094

Total Investments (cost $14,932,758)		$15,308,567

* Percentages indicated are based on net assets of $15,314,008

Putnam RetirementReady 2040 Fund	Shares	Value

Absolute Return Funds (13.3%)*
Putnam Absolute Return 100 Fund Class Y †††	60,026	$611,072

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	52,906	609,471

Putnam Absolute Return 700 Fund Class Y †††	140,408	1,712,981

Total Absolute Return Funds (cost $2,929,418)		$2,933,524

Asset Allocation Funds (86.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	509,420	6,194,543

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	784,979	12,873,661

Total Asset Allocation Funds (cost $18,285,752)		$19,068,204

Fixed Income Funds (0.5%)*
Putnam Money Market Fund Class A †††	100,696	$100,696

Total Fixed Income Funds (cost $100,696)		$100,696

Total Investments (cost $21,315,866)		$22,102,424

* Percentages indicated are based on net assets of $22,111,515

RetirementReady® Funds	37

The funds’ portfolios 1/31/14 (Unaudited) cont.

Putnam RetirementReady 2035 Fund	Shares	Value

Absolute Return Funds (17.3%)*
Putnam Absolute Return 100 Fund Class Y †††	77,805	$792,057

Putnam Absolute Return 300 Fund Class Y †††	20,982	221,149

Putnam Absolute Return 500 Fund Class Y †††	117,952	1,358,803

Putnam Absolute Return 700 Fund Class Y †††	245,700	2,997,539

Total Absolute Return Funds (cost $5,369,798)		$5,369,548

Asset Allocation Funds (80.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	130,604	$1,811,481

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	179,534	2,183,131

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	1,281,668	21,019,362

Total Asset Allocation Funds (cost $23,649,270)		$25,013,974

Fixed Income Funds (2.1%)*
Putnam Money Market Fund Class A †††	649,693	$649,693

Total Fixed Income Funds (cost $649,693)		$649,693

Total Investments (cost $29,668,761)		$31,033,215

* Percentages indicated are based on net assets of $31,024,371

Putnam RetirementReady 2030 Fund	Shares	Value

Absolute Return Funds (24.2%)*
Putnam Absolute Return 100 Fund Class Y †††	130,716	$1,330,686

Putnam Absolute Return 300 Fund Class Y †††	114,087	1,202,480

Putnam Absolute Return 500 Fund Class Y †††	198,019	2,281,182

Putnam Absolute Return 700 Fund Class Y †††	417,537	5,093,950

Total Absolute Return Funds (cost $9,909,272)		$9,908,298

Asset Allocation Funds (72.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	821,701	$11,396,995

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	1,115,832	18,299,649

Total Asset Allocation Funds (cost $28,041,511)		$29,696,644

Fixed Income Funds (3.2%)*
Putnam Money Market Fund Class A †††	1,308,977	$1,308,977

Total Fixed Income Funds (cost $1,308,977)		$1,308,977

Total Investments (cost $39,259,760)		$40,913,919

* Percentages indicated are based on net assets of $40,861,571

38 RetirementReady® Funds

The funds’ portfolios 1/31/14 (Unaudited) cont.

Putnam RetirementReady 2025 Fund	Shares	Value

Absolute Return Funds (32.9%)*
Putnam Absolute Return 100 Fund Class Y †††	180,206	$1,834,498

Putnam Absolute Return 300 Fund Class Y †††	262,352	2,765,186

Putnam Absolute Return 500 Fund Class Y †††	302,884	3,489,226

Putnam Absolute Return 700 Fund Class Y †††	473,638	5,778,382

Total Absolute Return Funds (cost $13,925,628)		$13,867,292

Asset Allocation Funds (62.8%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	1,500,912	$20,817,651

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	79,570	853,788

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	294,399	4,828,141

Total Asset Allocation Funds (cost $25,179,696)		$26,499,580

Fixed Income Funds (4.3%)*
Putnam Money Market Fund Class A †††	1,813,460	$1,813,460

Total Fixed Income Funds (cost $1,813,460)		$1,813,460

Total Investments (cost $40,918,784)		$42,180,332
* Percentages indicated are based on net assets of $42,166,480

Putnam RetirementReady 2020 Fund	Shares	Value

Absolute Return Funds (43.2%)*
Putnam Absolute Return 100 Fund Class Y †††	196,304	$1,998,378

Putnam Absolute Return 300 Fund Class Y †††	367,803	3,876,647

Putnam Absolute Return 500 Fund Class Y †††	487,605	5,617,212

Putnam Absolute Return 700 Fund Class Y †††	335,168	4,089,046

Total Absolute Return Funds (cost $15,668,969)		$15,581,283

Asset Allocation Funds (51.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	932,312	$12,931,165

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	521,815	5,599,073

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $17,691,824)		$18,530,238

Fixed Income Funds (5.5%)*
Putnam Money Market Fund Class A †††	1,976,285	$1,976,285

Total Fixed Income Funds (cost $1,976,285)		$1,976,285

Total Investments (cost $35,337,078)		$36,087,806

* Percentages indicated are based on net assets of $36,076,200

RetirementReady® Funds 39

The funds’ portfolios 1/31/14 (Unaudited) cont.

Putnam RetirementReady 2015 Fund	Shares	Value

Absolute Return Funds (55.0%)*
Putnam Absolute Return 100 Fund Class Y †††	181,468	$1,847,343

Putnam Absolute Return 300 Fund Class Y †††	387,617	4,085,486

Putnam Absolute Return 500 Fund Class Y †††	524,991	6,047,899

Putnam Absolute Return 700 Fund Class Y †††	81,209	990,748

Total Absolute Return Funds (cost $13,083,595)		$12,971,476

Asset Allocation Funds (39.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	156,597	$2,171,995

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	658,260	7,063,127

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $8,939,530)		$9,235,122

Fixed Income Funds (6.0%)*
Putnam Money Market Fund Class A †††	1,406,058	$1,406,058

Total Fixed Income Funds (cost $1,406,058)		$1,406,058

Total Investments (cost $23,429,183)		$23,612,656

* Percentages indicated are based on net assets of $23,605,522

Putnam Retirement Income Fund Lifestyle 1	Shares	Value

Absolute Return Funds (59.8%)*
Putnam Absolute Return 100 Fund Class Y †††	168,816	$1,718,550

Putnam Absolute Return 300 Fund Class Y †††	379,377	3,998,626

Putnam Absolute Return 500 Fund Class Y †††	496,090	5,714,956

Putnam Absolute Return 700 Fund Class Y †††	—	—

Total Absolute Return Funds (cost $11,505,383)		$11,432,132

Asset Allocation Funds (34.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	605,570	6,497,763

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $6,390,148)		$6,497,763

Fixed Income Funds (5.9%)*
Putnam Money Market Fund Class A †††	1,134,449	$1,134,449

Total Fixed Income Funds (cost $1,134,449)		$1,134,449

Total Investments (cost $19,029,980)		$19,064,344

* Percentages indicated are based on net assets of $19,121,701

40 RetirementReady® Funds

The funds’ portfolios 1/31/14 (Unaudited) cont.

Notes to the funds’ portfolios

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3	Total

Putnam RetirementReady 2055 Fund	$1,862,464	$—	$—	$1,862,464

Putnam RetirementReady 2050 Fund	10,821,983	—	—	10,821,983

Putnam RetirementReady 2045 Fund	15,308,567	—	—	15,308,567

Putnam RetirementReady 2040 Fund	22,102,424	—	—	22,102,424

Putnam RetirementReady 2035 Fund	31,033,215	—	—	31,033,215

Putnam RetirementReady 2030 Fund	40,913,919	—	—	40,913,919

Putnam RetirementReady 2025 Fund	42,180,332	—	—	42,180,332

Putnam RetirementReady 2020 Fund	36,087,806	—	—	36,087,806

Putnam RetirementReady 2015 Fund	23,612,656	—	—	23,612,656

Putnam Retirement Income Fund Lifestyle 1	19,064,344	—	—	19,064,344

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds	41

Statements of assets and liabilities 1/31/14 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 5)	$1,862,464	$10,821,983	$15,308,567	$22,102,424	$31,033,215

Receivable for income
distributions from underlying
Putnam Fund shares	93	1	36	90	5

Receivable for shares of
the fund sold	3,603	14,976	9,053	7,489	15,999

Receivable for investments sold	16,914	186,098	192,747	70,702	140,304

Prepaid asset	9,405	15,841	38,547	38,313	38,560

Total assets	1,892,479	11,038,899	15,548,950	22,219,018	31,228,083

LIABILITIES

Payable for shares of
the fund repurchased	—	139,507	151,875	14,676	98,933

Payable for investments
purchased	20,585	63,994	41,260	49,432	59,459

Payable for distribution fees
(Note 2)	362	2,452	3,260	5,082	6,760

Payable for reports to shareholders 1,349		2,399	2,528	3,227	3,299

Payable for auditing and tax fee	607	4,340	6,062	8,558	12,308

Other accrued expenses	310	652	718	1,041	1,071

Deferred reimbursal from Manager
(Note 2)	7,139	8,450	29,239	25,487	21,882

Total liabilities	30,352	221,794	234,942	107,503	203,712

Net assets	$1,862,127	$10,817,105	$15,314,008	$22,111,515	$31,024,371

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$1,792,979	$14,123,210	$22,569,472	$31,312,468	$43,935,438

Undistributed net investment
income (Distributions in excess
of net investment income)
(Note 1)	(36,068)	(151,684)	84,919	142,879	438,669

Accumulated net realized
gain (loss) on investments
(Note 1)	166,270	(3,296,132)	(7,716,192)	(10,130,390)	(14,714,190)

Net unrealized appreciation
(depreciation) of investments	(61,054)	141,711	375,809	786,558	1,364,454

Total — Representing net
assets applicable to
capital outstanding	$1,862,127	$10,817,105	$15,314,008	$22,111,515	$31,024,371

(Continued on next page)

42 Retirement Ready® Funds

Statements of assets and liabilities 1/31/14 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
NET ASSET VALUE	Ready	Ready	Ready	Ready	Ready
AND OFFERING PRICE	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Computation of net asset value, offering price and redemption price Class A
Net Assets	$748,584	$4,641,992	$7,753,479	$11,871,707	$16,047,236

Number of shares outstanding	66,593	291,900	438,429	615,985	822,382

Net asset value and redemption price	$11.24	$15.90	$17.68	$19.27	$19.51

Offering price per class A share
(100/94.25 of Class A net
asset value)*	$11.93	$16.87	$18.76	$20.45	$20.70

Computation of net asset value and offering price Class B
Net Assets	$46,883	$253,530	$265,162	$753,167	$1,048,200

Number of shares outstanding	4,184	16,099	16,275	41,992	57,968

Net asset value and offering price***	$11.20****	$15.75	$16.29	$17.94	$18.08

Computation of net asset value and offering price Class C
Net Assets	$137,416	$300,486	$284,060	$422,787	$516,968

Number of shares outstanding	12,374	19,222	17,361	23,800	28,576

Net asset value and offering price***	$11.11	$15.63	$16.36	$17.76	$18.09

Computation of net asset value, offering price and redemption price Class M
Net Assets	$33,816	$35,534	$23,568	$60,117	$281,369

Number of shares outstanding	3,009	2,209	1,366	3,294	14,917

Net asset value and redemption price	$11.24	$16.09	$17.26****	$18.25	$18.86

Offering price per class M share
(100/96.50 of Class M net
asset value)*	$11.65	$16.67	$17.89	$18.91	$19.54

Computation of net asset value, offering price and redemption price Class R
Net Assets	$85,385	$2,111,736	$2,405,830	$3,501,150	$3,974,171

Number of shares outstanding	7,611	134,719	133,128	177,324	211,664

Net asset value, offering price
and redemption value	$11.22	$15.68	$18.07	$19.74	$18.78

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$810,043	$3,473,827	$4,581,909	$5,502,587	$9,156,427

Number of shares outstanding	71,869	217,936	219,835	246,848	407,192

Net asset value, offering price
and redemption value	$11.27	$15.94	$20.84	$22.29	$22.49

Cost of investments (Note 1)	$1,923,518	$10,680,272	$14,932,758	$21,315,866	$29,668,761

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

**** Net asset value may not recalculate due to rounding of fractional shares.

Retirement Ready® Funds 43

Statements of assets and liabilities 1/31/14 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 5)	$40,913,919	$42,180,332	$36,087,806	$23,612,656	$19,064,344

Receivable for income
distributions from underlying
Putnam Fund shares	11	15	17	11	8

Receivable for shares of
the fund sold	6,847	7,775	15,020	65,619	610

Receivable for investments sold	145,089	110,377	165,095	87,952	71,301

Prepaid asset	38,776	38,775	38,722	38,513	39,180

Total assets	41,104,642	42,337,274	36,306,660	23,804,751	19,175,443

LIABILITIES

Payable for shares of the
fund repurchased	92,174	40,424	146,115	78,064	4,800

Payable for investments
purchased	102,699	81,906	36,040	76,469	5,351

Payable for distribution fees
(Note 2)	9,422	9,689	9,583	6,183	4,511

Payable for reports to shareholders	3,944	4,671	4,301	3,552	3,482

Payable for auditing and tax fee	16,056	17,054	14,530	9,695	9,118

Other accrued expenses	1,344	1,622	1,440	1,101	848

Deferred reimbursal from Manager
(Note 2)	17,432	15,428	18,451	24,165	25,632

Total liabilities	243,071	170,794	230,460	199,229	53,742

Net assets	$40,861,571	$42,166,480	$36,076,200	$23,605,522	$19,121,701

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$58,507,071	$64,781,114	$63,034,657	$47,835,185	$26,013,867

Undistributed net investment
income (Note 1)	523,488	514,522	486,364	399,466	5,066

Accumulated net realized loss
on investments (Note 1)	(19,823,147)	(24,390,704)	(28,195,549)	(24,812,602)	(6,931,596)

Net unrealized appreciation
of investments	1,654,159	1,261,548	750,728	183,473	34,364

Total — Representing net
assets applicable to
capital outstanding	$40,861,571	$42,166,480	$36,076,200	$23,605,522	$19,121,701

(Continued on next page)

44 Retirement Ready® Funds

Statements of assets and liabilities 1/31/14 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
NET ASSET VALUE	Ready	Ready	Ready	Ready	Income Fund
AND OFFERING PRICE	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Computation of net asset value, offering price and redemption price Class A
Net Assets	$21,608,943	$25,738,339	$24,276,706	$17,262,608	$15,804,209

Number of shares outstanding	1,116,315	1,302,235	1,365,876	985,588	924,185

Net asset value and
redemption price	$19.36	$19.76	$17.77	$17.52	$17.10

Offering price per class A share
(100/94.25 of Class A net
asset value)*	$20.54	$20.97	$18.85	$18.59	N/A

Offering price per class A share
(100/96.00 of Class A net
asset value)**	N/A	N/A	N/A	N/A	$17.81

Computation of net asset value and offering price Class B
Net Assets	$1,269,502	$1,009,191	$1,383,584	$823,716	$176,074

Number of shares outstanding	68,718	54,421	80,714	48,474	10,384

Net asset value and offering price***	$18.47	$18.54	$17.14	$16.99	$16.96

Computation of net asset value and offering price Class C
Net Assets	$872,550	$1,072,920	$1,186,988	$499,166	$684,487

Number of shares outstanding	47,211	57,884	69,017	29,345	40,267

Net asset value and offering price***	$18.48	$18.54	$17.20	$17.01	$17.00

Computation of net asset value, offering price and redemption price Class M
Net Assets	$197,990	$193,922	$148,259	$144,825	$320,436

Number of shares outstanding	10,512	10,312	8,481	8,362	18,692

Net asset value and
redemption price	$18.83	$18.80****	$17.48	$17.32	$17.14

Offering price per class M share
(100/96.50 of Class M net
asset value)*	$19.51	$19.48	$18.11	$17.95	N/A

Offering price per class M share
(100/96.75 of Class M net
asset value)*	N/A	N/A	N/A	N/A	$17.72

Computation of net asset value, offering price and redemption price Class R
Net Assets	$6,614,669	$5,380,145	$5,010,373	$3,051,456	$1,031,493

Number of shares outstanding	360,272	290,854	292,814	180,346	60,348

Net asset value, offering price
and redemption value	$18.36	$18.50	$17.11	$16.92	$17.09

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$10,297,917	$8,771,963	$4,070,290	$1,823,751	$1,105,002

Number of shares outstanding	469,460	442,386	205,840	103,996	64,409

Net asset value, offering price
and redemption value	$21.94	$19.83	$19.77	$17.54	$17.16

Cost of investments (Note 1)	$39,259,760	$40,918,784	$35,337,078	$23,429,183	$19,029,980

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

**** Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Retirement Ready® Funds 45

Statements of operations Six months ended 1/31/14 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Income distributions from
underlying Putnam Fund shares
(Note 5)	$17,809	$118,123	$190,798	$303,762	$484,863

EXPENSES

Distribution fees (Note 2)	1,727	13,919	18,538	28,649	37,926

Registration fees	18,890	10,695	21,794	21,678	21,802

Auditing and tax fees	607	4,340	6,062	8,558	12,308

Reports to shareholders	1,194	2,073	2,138	3,002	2,929

Other	198	530	600	841	874

Fees waived and reimbursed by
Manager (Note 2)	(20,889)	(17,638)	(30,594)	(34,079)	(37,913)

Total expenses	1,727	13,919	18,538	28,649	37,926

Net investment income	16,082	104,204	172,260	275,113	446,937

Net realized gain on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	107,363	683,554	1,041,268	1,477,098	1,948,848

Capital gain distribution from
underlying Putnam Fund shares
(Note 5)	93,845	525,727	557,533	448,581	166,487

Net unrealized depreciation of
underlying Putnam Fund shares
during the period	(110,428)	(520,194)	(702,108)	(759,990)	(636,438)

Net gain on investments	90,780	689,087	896,693	1,165,689	1,478,897

Net increase in net assets
resulting from operations	$106,862	$793,291	$1,068,953	$1,440,802	$1,925,834

46 Retirement Ready® Funds

Statements of operations Six months ended 1/31/14 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
INVESTMENT INCOME	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Income distributions from
underlying Putnam Fund shares
(Note 5)	$582,427	$579,801	$550,104	$443,171	$467,642

EXPENSES
Distribution fees (Note 2)	52,716	54,499	54,440	35,407	26,369

Registration fees	21,916	21,915	21,970	21,778	22,112

Auditing and tax fees	16,056	17,054	14,530	9,695	9,118

Reports to shareholders	3,271	3,564	3,232	2,570	2,691

Other	1,091	1,298	1,076	808	614

Fees waived and reimbursed by
Manager (Note 2)	(42,334)	(43,831)	(40,808)	(34,851)	(34,535)

Total expenses	52,716	54,499	54,440	35,407	26,369

Net investment income	529,711	525,302	495,664	407,764	441,273

Net realized gain on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	2,729,122	2,175,039	1,319,363	632,487	82,810

Net unrealized appreciation
(depreciation) of underlying
Putnam Fund shares
during the period	(1,025,735)	(638,278)	(402,360)	(319,393)	101,022

Net gain on investments	1,703,387	1,536,761	917,003	313,094	183,832

Net increase in net assets
resulting from operations	$2,233,098	$2,062,063	$1,412,667	$720,858	$625,105

The accompanying notes are an integral part of these financial statements.

Retirement Ready® Funds 47

Statements of changes in net assets

Putnam RetirementReady 2055 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/14*	Year ended 7/31/13

Operations:
Net investment income	$16,082	$7,244

Net realized gain on underlying Putnam Fund shares	201,208	148,127

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(110,428)	25,868

Net increase in net assets resulting from operations	106,862	181,239

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(17,784)	(7,307)

Class B	(835)	(334)

Class C	(2,820)	(546)

Class M	(768)	(144)

Class R	(2,204)	(252)

Class Y	(26,387)	(6,450)

Net realized short-term gain on investments

Class A	(32,950)	—

Class B	(1,937)	—

Class C	(6,063)	—

Class M	(1,646)	—

Class R	(4,209)	—

Class Y	(45,477)	—

From net realized long-term gain on investments
Class A	(18,691)	(2,283)

Class B	(1,099)	(140)

Class C	(3,440)	(255)

Class M	(934)	(64)

Class R	(2,388)	(93)

Class Y	(25,797)	(1,809)

Increase from capital share transactions (Note 4)	677,560	524,604

Total increase in net assets	588,993	686,166

NET ASSETS

Beginning of period	1,273,134	586,968

End of period	$1,862,127	$1,273,134

Distributions in excess of net investment income,
respectively, end of period	$(36,068)	$(1,352)

* Unaudited

48 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/14*	Year ended 7/31/13

Operations:
Net investment income	$104,204	$72,675

Net realized gain on underlying Putnam Fund shares	1,209,281	1,006,155

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(520,194)	709,044

Net increase in net assets resulting from operations	793,291	1,787,874

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(115,160)	(51,151)

Class B	(5,022)	(879)

Class C	(6,669)	(970)

Class M	(725)	(161)

Class R	(51,405)	(12,884)

Class Y	(116,083)	(37,120)

Increase (decrease) from capital share transactions (Note 4)	(339,531)	1,696,020

Total increase in net assets	158,696	3,380,729

NET ASSETS

Beginning of period	10,658,409	7,277,680

End of period	$10,817,105	$10,658,409

Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(151,684)	$39,176

* Unaudited

Retirement Ready® Funds 49

Statements of changes in net assets cont.

Putnam RetirementReady 2045 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/14*	Year ended 7/31/13

Operations:
Net investment income	$172,260	$109,524

Net realized gain on underlying Putnam Fund shares	1,598,801	1,298,160

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(702,108)	1,037,688

Net increase in net assets resulting from operations	1,068,953	2,445,372

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(108,890)	(168,001)

Class B	(2,407)	(5,359)

Class C	(2,720)	(3,545)

Class M	(225)	(415)

Class R	(30,451)	(28,004)

Class Y	(74,839)	(81,839)

Increase (decrease) from capital share transactions (Note 4)	(340,488)	1,972,344

Total increase in net assets	508,933	4,130,553

NET ASSETS

Beginning of period	14,805,075	10,674,522

End of period	$15,314,008	$14,805,075

Undistributed net investment income, respectively, end of period	$84,919	$132,191

* Unaudited

50 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/14*	Year ended 7/31/13

Operations:
Net investment income	$275,113	$157,504

Net realized gain on underlying Putnam Fund shares	1,925,679	1,883,059

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(759,990)	1,303,307

Net increase in net assets resulting from operations	1,440,802	3,343,870

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(162,908)	(175,542)

Class B	(6,448)	(7,777)

Class C	(5,015)	(2,824)

Class M	(680)	(674)

Class R	(41,182)	(42,406)

Class Y	(96,178)	(70,835)

Increase from capital share transactions (Note 4)	70,779	2,792,013

Total increase in net assets	1,199,170	5,835,825

NET ASSETS

Beginning of period	20,912,345	15,076,520

End of period	$22,111,515	$20,912,345

Undistributed net investment income, respectively, end of period	$142,879	$180,177

* Unaudited

Retirement Ready® Funds	51

Statements of changes in net assets cont.

Putnam RetirementReady 2035 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/14*	Year ended 7/31/13

Operations:
Net investment income	$446,937	$246,829

Net realized gain on underlying Putnam Fund shares	2,115,335	2,988,825

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(636,438)	1,249,241

Net increase in net assets resulting from operations	1,925,834	4,484,895

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(125,654)	(177,387)

Class B	(3,132)	(4,254)

Class C	(1,561)	(2,715)

Class M	(1,541)	(313)

Class R	(27,133)	(33,912)

Class Y	(104,339)	(83,524)

Increase (decrease) from capital share transactions (Note 4)	(748,553)	3,087,999

Total increase in net assets	913,921	7,270,789

NET ASSETS

Beginning of period	30,110,450	22,839,661

End of period	$31,024,371	$30,110,450

Undistributed net investment income, respectively, end of period	$438,669	$255,092

* Unaudited

52 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/14*	Year ended 7/31/13

Operations:
Net investment income	$529,711	$332,982

Net realized gain on underlying Putnam Fund shares	2,729,122	3,335,418

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(1,025,735)	1,372,909

Net increase in net assets resulting from operations	2,233,098	5,041,309

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(168,869)	(184,029)

Class B	(1,386)	(3,230)

Class C	(1,748)	(2,307)

Class M	(1,280)	(446)

Class R	(43,677)	(41,139)

Class Y	(114,692)	(84,720)

Increase (decrease) from capital share transactions (Note 4)	(615,807)	4,038,813

Total increase in net assets	1,285,639	8,764,251

NET ASSETS

Beginning of period	39,575,932	30,811,681

End of period	$40,861,571	$39,575,932

Undistributed net investment income, respectively, end of period	$523,488	$325,429

* Unaudited

Retirement Ready® Funds	53

Statements of changes in net assets cont.

Putnam RetirementReady 2025 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/14*	Year ended 7/31/13

Operations:
Net investment income	$525,302	$438,838

Net realized gain on underlying Putnam Fund shares	2,175,039	3,820,701

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(638,278)	461,711

Net increase in net assets resulting from operations	2,062,063	4,721,250

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(234,391)	(388,400)

Class B	(2,691)	(7,930)

Class C	(4,620)	(5,097)

Class M	(709)	(2,783)

Class R	(41,648)	(49,618)

Class Y	(149,247)	(141,043)

Increase (decrease) from capital share transactions (Note 4)	(2,037,596)	584,962

Total increase (decrease) in net assets	(408,839)	4,711,341

NET ASSETS

Beginning of period	42,575,319	37,863,978

End of period	$42,166,480	$42,575,319

Undistributed net investment income, respectively, end of period	$514,522	$422,526

* Unaudited

54 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/14*	Year ended 7/31/13

Operations:
Net investment income	$495,664	$388,891

Net realized gain on underlying Putnam Fund shares	1,319,363	2,561,770

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(402,360)	134,346

Net increase in net assets resulting from operations	1,412,667	3,085,007

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(241,128)	(521,332)

Class B	(5,411)	(14,838)

Class C	(5,040)	(11,717)

Class M	(798)	(1,918)

Class R	(46,057)	(59,037)

Class Y	(85,114)	(73,667)

Increase (decrease) from capital share transactions (Note 4)	(1,623,818)	341,277

Total increase (decrease) in net assets	(594,699)	2,743,775

NET ASSETS

Beginning of period	36,670,899	33,927,124

End of period	$36,076,200	$36,670,899

Undistributed net investment income, respectively, end of period	$486,364	$374,248

* Unaudited

Retirement Ready® Funds 55

Statements of changes in net assets cont.

Putnam RetirementReady 2015 Fund —
TOTAL DECREASE IN NET ASSETS	Six months ended 1/31/14*	Year ended 7/31/13

Operations:
Net investment income	$407,764	$280,499

Net realized gain on underlying Putnam Fund shares	632,487	1,516,989

Net unrealized depreciation on underlying Putnam Fund shares	(319,393)	(191,376)

Net increase in net assets resulting from operations	720,858	1,606,112

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(184,066)	(399,633)

Class B	(5,302)	(5,027)

Class C	(2,638)	(4,258)

Class M	(854)	(2,199)

Class R	(27,571)	(48,642)

Class Y	(57,860)	(39,651)

Decrease from capital share transactions (Note 4)	(1,924,995)	(2,021,225)

Total decrease in net assets	(1,482,428)	(914,523)

NET ASSETS

Beginning of period	25,087,950	26,002,473

End of period	$23,605,522	$25,087,950

Undistributed net investment income, respectively, end of period	$399,466	$269,993

* Unaudited

56 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/14*	Year ended 7/31/13

Operations:
Net investment income	$441,273	$244,429

Net realized gain on underlying Putnam Fund shares	82,810	1,273,748

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	101,022	(494,998)

Net increase in net assets resulting from operations	625,105	1,023,179

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(256,163)	(198,682)

Class B	(2,683)	(1,285)

Class C	(10,764)	(4,109)

Class M	(5,473)	(2,657)

Class R	(17,503)	(10,499)

Class Y	(147,942)	(27,025)

Increase (decrease) from capital share transactions (Note 4)	(5,138,725)	2,033,695

Total increase (decrease) in net assets	(4,954,148)	2,812,617

NET ASSETS

Beginning of period	24,075,849	21,263,232

End of period	$19,121,701	$24,075,849

Undistributed net investment income, respectively, end of period	$5,066	$4,321

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Ready® Funds	57

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c,d]	(%) [d]	(%)

Class A
January 31, 2014**	$11.67	.11	.76	.87	(.33)	(.97)	(1.30)	$11.24	7.17*	$749	.13*	.92*	97*
July 31, 2013	9.73	.08	2.10	2.18	(.18)	(.06)	(.24)	11.67	22.79	512.25		.79	183
July 31, 2012	10.09	.02	(.02)	— [e]	(.26)	(.10)	(.36)	9.73	.34	312.25		.26	167
July 31, 2011†	10.00	— [e]	.83	.83	(.65)	(.09)	(.74)	10.09	8.53*	179	.17*	(.01)*	101*

Class B
January 31, 2014**	$11.62	.06	.76	.82	(.27)	(.97)	(1.24)	$11.20	6.71*	$47	.50*	.49*	97*
July 31, 2013	9.72	.01	2.09	2.10	(.14)	(.06)	(.20)	11.62	21.85	28	1.00	.12	183
July 31, 2012	10.05	(.05)	(.02)	(.07)	(.16)	(.10)	(.26)	9.72	(.44)	12	1.00	(.56)	167
July 31, 2011†	10.00	.12	.67	.79	(.65)	(.09)	(.74)	10.05	8.03*	17	.67*	1.13*	101*

Class C
January 31, 2014**	$11.54	.09	.74	.83	(.29)	(.97)	(1.26)	$11.11	6.85*	$137	.50*	.75*	97*
July 31, 2013	9.65	— [e]	2.07	2.07	(.12)	(.06)	(.18)	11.54	21.72	74	1.00	(.01)	183
July 31, 2012	10.05	(.06)	— [e]	(.06)	(.24)	(.10)	(.34)	9.65	(.36)	36	1.00	(.58)	167
July 31, 2011†	10.00	.16	.63	.79	(.65)	(.09)	(.74)	10.05	8.03*	15	.67*	1.58*	101*

Class M
January 31, 2014**	$11.65	.08	.77	.85	(.29)	(.97)	(1.26)	$11.24	6.97*	$34	.38*	.64*	97*
July 31, 2013	9.72	— [e]	2.12	2.12	(.13)	(.06)	(.19)	11.65	22.08	29.75		.01	183
July 31, 2012	10.06	(.03)	(.01)	(.04)	(.20)	(.10)	(.30)	9.72	(.10)	11.75		(.30)	167
July 31, 2011†	10.00	.21	.59	.80	(.65)	(.09)	(.74)	10.06	8.16*	12	.50*	2.02*	101*

Class R
January 31, 2014**	$11.65	.09	.77	.86	(.32)	(.97)	(1.29)	$11.22	7.09*	$85	.25*	.76*	97*
July 31, 2013	9.72	.05	2.10	2.15	(.16)	(.06)	(.22)	11.65	22.39	52.50		.42	183
July 31, 2012	10.08	— [e]	(.02)	(.02)	(.24)	(.10)	(.34)	9.72	.10	15.50		(.04)	167
July 31, 2011†	10.00	.23	.59	.82	(.65)	(.09)	(.74)	10.08	8.40*	11	.33*	2.23*	101*

Class Y
January 31, 2014**	$11.70	.15	.75	.90	(.36)	(.97)	(1.33)	$11.27	7.36*	$810	—*	1.23*	97*
July 31, 2013	9.76	.11	2.09	2.20	(.20)	(.06)	(.26)	11.70	22.98	578	—	1.05	183
July 31, 2012	10.11	.03	— [e]	.03	(.28)	(.10)	(.38)	9.76	.62	201	—	.27	167
July 31, 2011†	10.00	.18	.68	.86	(.66)	(.09)	(.75)	10.11	8.76*	28	—	1.73*	101*

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58 RetirementReady® Funds	RetirementReady® Funds 59

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) a	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2014**	$15.22	.15	.94	1.09	(.41)	—	(.41)	—	$15.90	7.11*	$4,642	.13*	.94*	56*
July 31, 2013	12.58	.12	2.69	2.81	(.17)	—	(.17)	—	15.22	22.52	4,133.25		.87	104
July 31, 2012	12.86	.02	.15	.17	(.45)	—	(.45)	—	12.58	1.60	3,590.25		.19	61
July 31, 2011	11.88	.36	1.56	1.92	(.94)	—	(.94)	—	12.86	16.33	4,196.25		2.84	72
July 31, 2010	12.19	.66	.90	1.56	(1.87)	—	(1.87)	— [e]	11.88	12.76	4,886.25		5.36	86
July 31, 2009	15.83	.07	(3.08)	(3.01)	(.19)	(.44)	(.63)	— [e]	12.19	(18.34)	5,110.35		.64	171

Class B
January 31, 2014**	$15.05	.10	.92	1.02	(.32)	—	(.32)	—	$15.75	6.73*	$254	.50*	.61*	56*
July 31, 2013	12.45	.01	2.66	2.67	(.07)	—	(.07)	—	15.05	21.54	197	1.00	.06	104
July 31, 2012	12.76	(.06)	.13	.07	(.38)	—	(.38)	—	12.45	.82	144	1.00	(.54)	61
July 31, 2011	11.77	.20	1.61	1.81	(.82)	—	(.82)	—	12.76	15.52	119	1.00	1.56	72
July 31, 2010	12.09	.67	.79	1.46	(1.78)	—	(1.78)	— [e]	11.77	11.98	105	1.00	5.45	86
July 31, 2009	15.69	(.02)	(3.05)	(3.07)	(.09)	(.44)	(.53)	— [e]	12.09	(19.00)	137	1.10	(.19)	171

Class C
January 31, 2014**	$14.96	.11	.90	1.01	(.34)	—	(.34)	—	$15.63	6.68*	$300	.50*	.70*	56*
July 31, 2013	12.39	— [e]	2.66	2.66	(.09)	—	(.09)	—	14.96	21.60	210	1.00	(.02)	104
July 31, 2012	12.68	(.07)	.15	.08	(.37)	—	(.37)	—	12.39	.84	115	1.00	(.57)	61
July 31, 2011	11.74	.20	1.60	1.80	(.86)	—	(.86)	—	12.68	15.46	87	1.00	1.61	72
July 31, 2010	12.08	.54	.92	1.46	(1.80)	—	(1.80)	— [e]	11.74	11.99	65	1.00	4.44	86
July 31, 2009	15.70	(.03)	(3.05)	(3.08)	(.10)	(.44)	(.54)	— [e]	12.08	(19.01)	46	1.10	(.29)	171

Class M
January 31, 2014**	$15.37	.11	.96	1.07	(.35)	—	(.35)	—	$16.09	6.88*	$36	.38*	.70*	56*
July 31, 2013	12.71	.04	2.72	2.76	(.10)	—	(.10)	—	15.37	21.83	31.75		.26	104
July 31, 2012	12.74	(.06)	.19	.13	(.16)	—	(.16)	—	12.71	1.13	18.75		(.48)	61
July 31, 2011	11.79	.24	1.60	1.84	(.89)	—	(.89)	—	12.74	15.76	90.75		1.85	72
July 31, 2010	12.12	.60	.89	1.49	(1.82)	—	(1.82)	— [e]	11.79	12.24	57.75		4.92	86
July 31, 2009	15.74	— [e]	(3.05)	(3.05)	(.13)	(.44)	(.57)	— [e]	12.12	(18.78)	43.85		(.01)	171

Class R
January 31, 2014**	$15.00	.11	.95	1.06	(.38)	—	(.38)	—	$15.68	7.03*	$2,112	.25*	.70*	56*
July 31, 2013	12.41	.07	2.66	2.73	(.14)	—	(.14)	—	15.00	22.19	2,123.50		.53	104
July 31, 2012	12.72	(.01)	.14	.13	(.44)	—	(.44)	—	12.41	1.28	1,008.50		(.06)	61
July 31, 2011	11.77	.26	1.60	1.86	(.91)	—	(.91)	—	12.72	16.04	669.50		2.08	72
July 31, 2010	12.10	.62	.91	1.53	(1.86)	—	(1.86)	— [e]	11.77	12.56	406.50		5.09	86
July 31, 2009	15.74	.02	(3.05)	(3.03)	(.17)	(.44)	(.61)	— [e]	12.10	(18.58)	256.60		.18	171

Class Y
January 31, 2014**	$15.27	.17	.95	1.12	(.45)	—	(.45)	—	$15.94	7.27*	$3,474	—*	1.09*	56*
July 31, 2013	12.62	.14	2.71	2.85	(.20)	—	(.20)	—	15.27	22.81	3,966	—	.97	104
July 31, 2012	12.91	.05	.15	.20	(.49)	—	(.49)	—	12.62	1.83	2,403	—	.41	61
July 31, 2011	11.92	.32	1.64	1.96	(.97)	—	(.97)	—	12.91	16.64	2,713	—	2.48	72
July 31, 2010	12.22	.76	.84	1.60	(1.90)	—	(1.90)	— [e]	11.92	13.10	1,932	—	6.11	86
July 31, 2009	15.89	.11	(3.12)	(3.01)	(.22)	(.44)	(.66)	— [e]	12.22	(18.20)	1,951.10		.95	171

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60 RetirementReady® Funds	RetirementReady® Funds	61

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2014**	$16.77	.19	.97	1.16	(.25)	—	(.25)	—	$17.68	6.87*	$7,753	.13*	1.08*	48*
July 31, 2013	14.14	.14	2.87	3.01	(.38)	—	(.38)	—	16.77	21.70	7,036.25		.90	86
July 31, 2012	14.37	.04	.16	.20	(.43)	—	(.43)	—	14.14	1.62	6,053.25		.29	47
July 31, 2011	13.24	.40	1.71	2.11	(.98)	—	(.98)	—	14.37	16.14	8,782.25		2.77	48
July 31, 2010	13.23	.70	1.02	1.72	(1.71)	—	(1.71)	— [e]	13.24	13.01	8,985.25		5.16	76
July 31, 2009	17.10	.09	(3.27)	(3.18)	(.01)	(.68)	(.69)	— [e]	13.23	(17.96)	10,108.35		.73	158

Class B
January 31, 2014**	$15.43	.12	.89	1.01	(.15)	—	(.15)	—	$16.29	6.50*	$265	.50*	.72*	48*
July 31, 2013	13.06	.04	2.63	2.67	(.30)	—	(.30)	—	15.43	20.81	230	1.00	.29	86
July 31, 2012	13.32	(.07)	.15	.08	(.34)	—	(.34)	—	13.06	.84	215	1.00	(.55)	47
July 31, 2011	12.34	.23	1.63	1.86	(.88)	—	(.88)	—	13.32	15.27	160	1.00	1.76	48
July 31, 2010	12.45	.62	.90	1.52	(1.63)	—	(1.63)	— [e]	12.34	12.11	119	1.00	4.86	76
July 31, 2009	16.25	(.02)	(3.10)	(3.12)	—	(.68)	(.68)	— [e]	12.45	(18.53)	138	1.10	(.14)	158

Class C
January 31, 2014**	$15.51	.12	.89	1.01	(.16)	—	(.16)	—	$16.36	6.48*	$284	.50*	.72*	48*
July 31, 2013	13.16	— [e]	2.69	2.69	(.34)	—	(.34)	—	15.51	20.85	248	1.00	.02	86
July 31, 2012	13.42	(.07)	.16	.09	(.35)	—	(.35)	—	13.16	.84	62	1.00	(.53)	47
July 31, 2011	12.46	.24	1.64	1.88	(.92)	—	(.92)	—	13.42	15.24	41	1.00	1.81	48
July 31, 2010	12.56	.54	1.00	1.54	(1.64)	—	(1.64)	— [e]	12.46	12.18	22	1.00	4.21	76
July 31, 2009	16.39	— [e]	(3.15)	(3.15)	—	(.68)	(.68)	— [e]	12.56	(18.55)	13	1.10	.01	158

Class M
January 31, 2014**	$16.34	.14	.95	1.09	(.17)	—	(.17)	—	$17.26	6.63*	$24	.38*	.84*	48*
July 31, 2013	13.81	.06	2.81	2.87	(.34)	—	(.34)	—	16.34	21.10	21.75		.38	86
July 31, 2012	14.08	(.03)	.16	.13	(.40)	—	(.40)	—	13.81	1.14	13.75		(.19)	47
July 31, 2011	13.01	.28	1.72	2.00	(.93)	—	(.93)	—	14.08	15.52	9.75		2.01	48
July 31, 2010	13.03	.63	1.00	1.63	(1.65)	—	(1.65)	— [e]	13.01	12.45	6.75		4.71	76
July 31, 2009	16.93	.02	(3.24)	(3.22)	—	(.68)	(.68)	— [e]	13.03	(18.37)	5.85		.18	158

Class R
January 31, 2014**	$17.13	.17	.99	1.16	(.22)	—	(.22)	—	$18.07	6.75*	$2,406	.25*	.93*	48*
July 31, 2013	14.44	.09	2.95	3.04	(.35)	—	(.35)	—	17.13	21.40	2,331.50		.54	86
July 31, 2012	14.68	.01	.16	.17	(.41)	—	(.41)	—	14.44	1.36	1,085.50		.04	47
July 31, 2011	13.52	.35	1.77	2.12	(.96)	—	(.96)	—	14.68	15.88	1,012.50		2.36	48
July 31, 2010	13.49	.61	1.10	1.71	(1.68)	—	(1.68)	— [e]	13.52	12.67	644.50		4.42	76
July 31, 2009	17.44	.05	(3.32)	(3.27)	—	(.68)	(.68)	— [e]	13.49	(18.14)	335.60		.37	158

Class Y
January 31, 2014**	$19.74	.26	1.13	1.39	(.29)	—	(.29)	—	$20.84	7.01*	$4,582	—*	1.26*	48*
July 31, 2013	16.57	.19	3.40	3.59	(.42)	—	(.42)	—	19.74	22.04	4,939	—	1.04	86
July 31, 2012	16.77	.07	.20	.27	(.47)	—	(.47)	—	16.57	1.86	3,247	—	.44	47
July 31, 2011	15.30	.47	2.02	2.49	(1.02)	—	(1.02)	—	16.77	16.45	6,041	—	2.82	48
July 31, 2010	15.05	.92	1.08	2.00	(1.75)	—	(1.75)	— [e]	15.30	13.28	4,689	—	5.88	76
July 31, 2009	19.33	.13	(3.68)	(3.55)	(.05)	(.68)	(.73)	— [e]	15.05	(17.77)	4,366.10		.92	158

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62 RetirementReady® Funds	RetirementReady® Funds	63

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2014**	$18.34	.23	.98	1.21	(.28)	—	(.28)	—	$19.27	6.56*	$11,872	.13*	1.23*	45*
July 31, 2013	15.48	.16	3.01	3.17	(.31)	—	(.31)	—	18.34	20.74	10,268.25		.94	84
July 31, 2012	15.59	.06	.17	.23	(.34)	—	(.34)	—	15.48	1.65	8,185.25		.39	43
July 31, 2011	14.23	.46	1.78	2.24	(.88)	—	(.88)	—	15.59	15.90	11,819.25		2.98	45
July 31, 2010	13.92	.70	1.14	1.84	(1.53)	—	(1.53)	— [e]	14.23	13.23	11,637.25		4.84	75
July 31, 2009	17.50	.12	(3.18)	(3.06)	(.04)	(.48)	(.52)	— [e]	13.92	(17.02)	13,919.35		.93	158

Class B
January 31, 2014**	$17.04	.16	.90	1.06	(.16)	—	(.16)	—	$17.94	6.19*	$753	.50*	.90*	45*
July 31, 2013	14.42	.03	2.81	2.84	(.22)	—	(.22)	—	17.04	19.87	694	1.00	.16	84
July 31, 2012	14.56	(.05)	.16	.11	(.25)	—	(.25)	—	14.42	.92	456	1.00	(.34)	43
July 31, 2011	13.38	.32	1.67	1.99	(.81)	—	(.81)	—	14.56	15.00	434	1.00	2.21	45
July 31, 2010	13.17	.52	1.12	1.64	(1.43)	—	(1.43)	— [e]	13.38	12.39	258	1.00	3.83	75
July 31, 2009	16.67	.01	(3.03)	(3.02)	—	(.48)	(.48)	— [e]	13.17	(17.66)	226	1.10	.09	158

Class C
January 31, 2014**	$16.92	.18	.87	1.05	(.21)	—	(.21)	—	$17.76	6.16*	$423	.50*	1.01*	45*
July 31, 2013	14.33	.02	2.79	2.81	(.22)	—	(.22)	—	16.92	19.80	279	1.00	.15	84
July 31, 2012	14.49	(.04)	.16	.12	(.28)	—	(.28)	—	14.33	.96	163	1.00	(.32)	43
July 31, 2011	13.32	.27	1.70	1.97	(.80)	—	(.80)	—	14.49	14.96	137	1.00	1.88	45
July 31, 2010	13.16	.47	1.16	1.63	(1.47)	—	(1.47)	— [e]	13.32	12.37	90	1.00	3.44	75
July 31, 2009	16.65	(.02)	(2.99)	(3.01)	—	(.48)	(.48)	— [e]	13.16	(17.62)	38	1.10	(.14)	158

Class M
January 31, 2014**	$17.36	.19	.91	1.10	(.21)	—	(.21)	—	$18.25	6.32*	$60	.38*	1.05*	45*
July 31, 2013	14.71	.07	2.85	2.92	(.27)	—	(.27)	—	17.36	20.11	50.75		.45	84
July 31, 2012	14.77	(.05)	.20	.15	(.21)	—	(.21)	—	14.71	1.15	26.75		(.33)	43
July 31, 2011	13.53	.31	1.75	2.06	(.82)	—	(.82)	—	14.77	15.34	31.75		2.11	45
July 31, 2010	13.32	.50	1.19	1.69	(1.48)	—	(1.48)	— [e]	13.53	12.65	18.75		3.58	75
July 31, 2009	16.82	.02	(3.04)	(3.02)	—	(.48)	(.48)	— [e]	13.32	(17.46)	15.85		.13	158

Class R
January 31, 2014**	$18.76	.21	1.01	1.22	(.24)	—	(.24)	—	$19.74	6.45*	$3,501	.25*	1.09*	45*
July 31, 2013	15.84	.11	3.08	3.19	(.27)	—	(.27)	—	18.76	20.39	3,362.50		.66	84
July 31, 2012	15.95	.02	.19	.21	(.32)	—	(.32)	—	15.84	1.46	2,302.50		.14	43
July 31, 2011	14.57	.42	1.82	2.24	(.86)	—	(.86)	—	15.95	15.55	2,057.50		2.63	45
July 31, 2010	14.23	.57	1.28	1.85	(1.51)	—	(1.51)	— [e]	14.57	12.97	1,278.50		3.86	75
July 31, 2009	17.89	.06	(3.23)	(3.17)	(.01)	(.48)	(.49)	— [e]	14.23	(17.25)	622.60		.46	158

Class Y
January 31, 2014**	$21.18	.31	1.13	1.44	(.33)	—	(.33)	—	$22.29	6.74*	$5,503	—*	1.42*	45*
July 31, 2013	17.83	.20	3.49	3.69	(.34)	—	(.34)	—	21.18	20.99	6,259	—	1.00	84
July 31, 2012	17.91	.09	.22	.31	(.39)	—	(.39)	—	17.83	1.92	3,945	—	.52	43
July 31, 2011	16.23	.53	2.07	2.60	(.92)	—	(.92)	—	17.91	16.17	10,316	—	2.99	45
July 31, 2010	15.68	.86	1.26	2.12	(1.57)	—	(1.57)	— [e]	16.23	13.52	8,053	—	5.22	75
July 31, 2009	19.63	.15	(3.54)	(3.39)	(.08)	(.48)	(.56)	— [e]	15.68	(16.83)	6,979.10		1.05	158

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds	RetirementReady® Funds 65

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2014**	$18.55	.27	.85	1.12	(.16)	—	(.16)	—	$19.51	6.00*	$16,047	.13*	1.39*	40*
July 31, 2013	15.83	.17	2.76	2.93	(.21)	—	(.21)	—	18.55	18.66	13,868.25		1.00	86
July 31, 2012	16.01	.09	.15	.24	(.42)	—	(.42)	—	15.83	1.73	13,194.25		.62	42
July 31, 2011	14.50	.52	1.67	2.19	(.68)	—	(.68)	—	16.01	15.23	18,629.25		3.32	45
July 31, 2010	13.62	.62	1.23	1.85	(.97)	—	(.97)	— [e]	14.50	13.57	18,603.25		4.29	65
July 31, 2009	17.02	.14	(3.00)	(2.86)	(.06)	(.48)	(.54)	— [e]	13.62	(16.22)	20,418.35		1.12	153

Class B
January 31, 2014**	$17.17	.19	.77	.96	(.05)	—	(.05)	—	$18.08	5.61*	$1,048	.50*	1.06*	40*
July 31, 2013	14.68	.02	2.57	2.59	(.10)	—	(.10)	—	17.17	17.73	864	1.00	.11	86
July 31, 2012	14.89	(.02)	.14	.12	(.33)	—	(.33)	—	14.68	.97	642	1.00	(.12)	42
July 31, 2011	13.55	.35	1.58	1.93	(.59)	—	(.59)	—	14.89	14.35	594	1.00	2.40	45
July 31, 2010	12.80	.51	1.13	1.64	(.89)	—	(.89)	— [e]	13.55	12.77	421	1.00	3.74	65
July 31, 2009	16.07	.03	(2.82)	(2.79)	—	(.48)	(.48)	— [e]	12.80	(16.85)	397	1.10	.23	153

Class C
January 31, 2014**	$17.17	.18	.79	.97	(.05)	—	(.05)	—	$18.09	5.65*	$517	.50*	1.03*	40*
July 31, 2013	14.70	.02	2.57	2.59	(.12)	—	(.12)	—	17.17	17.72	468	1.00	.13	86
July 31, 2012	14.91	(.01)	.13	.12	(.33)	—	(.33)	—	14.70	.94	264	1.00	(.07)	42
July 31, 2011	13.57	.34	1.60	1.94	(.60)	—	(.60)	—	14.91	14.37	279	1.00	2.33	45
July 31, 2010	12.83	.42	1.21	1.63	(.89)	—	(.89)	— [e]	13.57	12.69	232	1.00	3.08	65
July 31, 2009	16.10	.01	(2.80)	(2.79)	—	(.48)	(.48)	— [e]	12.83	(16.81)	126	1.10	.08	153

Class M
January 31, 2014**	$17.93	.21	.83	1.04	(.11)	—	(.11)	—	$18.86	5.76*	$281	.38*	1.13*	40*
July 31, 2013	15.32	(.04)	2.79	2.75	(.14)	—	(.14)	—	17.93	18.08	248.75		(.24)	86
July 31, 2012	15.14	(.06)	.24	.18	—	—	—	—	15.32	1.19	32.75		(.40)	42
July 31, 2011	13.75	.37	1.63	2.00	(.61)	—	(.61)	—	15.14	14.62	75.75		2.45	45
July 31, 2010	12.97	.51	1.17	1.68	(.90)	—	(.90)	— [e]	13.75	12.98	65.75		3.69	65
July 31, 2009	16.25	.07	(2.85)	(2.78)	(.02)	(.48)	(.50)	— [e]	12.97	(16.60)	58.85		.63	153

Class R
January 31, 2014**	$17.84	.22	.84	1.06	(.12)	—	(.12)	—	$18.78	5.93*	$3,974	.25*	1.22*	40*
July 31, 2013	15.24	.12	2.66	2.78	(.18)	—	(.18)	—	17.84	18.36	4,039.50		.72	86
July 31, 2012	15.45	.05	.14	.19	(.40)	—	(.40)	—	15.24	1.46	2,650.50		.37	42
July 31, 2011	14.04	.41	1.67	2.08	(.67)	—	(.67)	—	15.45	14.91	2,361.50		2.66	45
July 31, 2010	13.22	.45	1.31	1.76	(.94)	—	(.94)	— [e]	14.04	13.34	1,278.50		3.21	65
July 31, 2009	16.57	.07	(2.89)	(2.82)	(.05)	(.48)	(.53)	— [e]	13.22	(16.45)	636.60		.61	153

Class Y
January 31, 2014**	$21.37	.34	.98	1.32	(.20)	—	(.20)	—	$22.49	6.17*	$9,156	—*	1.56*	40*
July 31, 2013	18.20	.21	3.21	3.42	(.25)	—	(.25)	—	21.37	18.95	10,623	—	1.03	86
July 31, 2012	18.35	.14	.18	.32	(.47)	—	(.47)	—	18.20	1.97	6,059	—	.78	42
July 31, 2011	16.53	.59	1.95	2.54	(.72)	—	(.72)	—	18.35	15.48	13,740	—	3.24	45
July 31, 2010	15.40	.79	1.34	2.13	(1.00)	—	(1.00)	— [e]	16.53	13.86	10,601	—	4.78	65
July 31, 2009	19.14	.20	(3.36)	(3.16)	(.10)	(.48)	(.58)	— [e]	15.40	(15.98)	9,867.10		1.37	153

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds	RetirementReady® Funds	67

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2014**	$18.52	.25	.75	1.00	(.16)	—	(.16)	—	$19.36	5.36*	$21,609	.13*	1.29*	45*
July 31, 2013	16.16	.17	2.36	2.53	(.17)	—	(.17)	—	18.52	15.76	18,538.25		1.01	80
July 31, 2012	16.22	.15	.14	.29	(.35)	—	(.35)	—	16.16	1.95	17,648.25		1.00	41
July 31, 2011	14.70	.54	1.51	2.05	(.53)	—	(.53)	—	16.22	14.08	26,432.25		3.39	43
July 31, 2010	13.46	.53	1.31	1.84	(.60)	—	(.60)	— [e]	14.70	13.73	25,133.25		3.66	73
July 31, 2009	16.85	.17	(2.85)	(2.68)	(.11)	(.60)	(.71)	— [e]	13.46	(15.08)	27,113.35		1.33	148

Class B
January 31, 2014**	$17.62	.16	.71	.87	(.02)	—	(.02)	—	$18.47	4.94*	$1,270	.50*	.88*	45*
July 31, 2013	15.38	.04	2.25	2.29	(.05)	—	(.05)	—	17.62	14.92	1,210	1.00	.23	80
July 31, 2012	15.47	.04	.12	.16	(.25)	—	(.25)	—	15.38	1.18	1,038	1.00	.28	41
July 31, 2011	14.06	.38	1.47	1.85	(.44)	—	(.44)	—	15.47	13.20	1,015	1.00	2.48	43
July 31, 2010	12.92	.42	1.24	1.66	(.52)	—	(.52)	— [e]	14.06	12.89	810	1.00	3.00	73
July 31, 2009	16.17	.05	(2.70)	(2.65)	— [e]	(.60)	(.60)	— [e]	12.92	(15.74)	642	1.10	.38	148

Class C
January 31, 2014**	$17.64	.16	.72	.88	(.04)	—	(.04)	—	$18.48	4.98*	$873	.50*	.90*	45*
July 31, 2013	15.41	.04	2.25	2.29	(.06)	—	(.06)	—	17.64	14.90	742	1.00	.24	80
July 31, 2012	15.50	.04	.13	.17	(.26)	—	(.26)	—	15.41	1.20	550	1.00	.29	41
July 31, 2011	14.11	.35	1.50	1.85	(.46)	—	(.46)	—	15.50	13.20	558	1.00	2.30	43
July 31, 2010	12.97	.29	1.39	1.68	(.54)	—	(.54)	— [e]	14.11	12.93	376	1.00	2.07	73
July 31, 2009	16.24	.03	(2.70)	(2.67)	— [e]	(.60)	(.60)	— [e]	12.97	(15.78)	144	1.10	.25	148

Class M
January 31, 2014**	$18.03	.28	.64	.92	(.12)	—	(.12)	—	$18.83	5.11*	$198	.38*	1.48*	45*
July 31, 2013	15.74	.08	2.30	2.38	(.09)	—	(.09)	—	18.03	15.17	101.75		.47	80
July 31, 2012	15.52	— e	.22	.22	—	—	—	—	15.74	1.42	76.75		.01	41
July 31, 2011	14.09	.43	1.46	1.89	(.46)	—	(.46)	—	15.52	13.48	591.75		2.80	43
July 31, 2010	12.93	.45	1.25	1.70	(.54)	—	(.54)	— [e]	14.09	13.19	578.75		3.21	73
July 31, 2009	16.20	.08	(2.71)	(2.63)	(.04)	(.60)	(.64)	— [e]	12.93	(15.53)	612.85		.69	148

Class R
January 31, 2014**	$17.56	.20	.72	.92	(.12)	—	(.12)	—	$18.36	5.23*	$6,615	.25*	1.13*	45*
July 31, 2013	15.33	.12	2.24	2.36	(.13)	—	(.13)	—	17.56	15.51	6,169.50		.75	80
July 31, 2012	15.43	.11	.13	.24	(.34)	—	(.34)	—	15.33	1.70	4,580.50		.73	41
July 31, 2011	14.05	.46	1.46	1.92	(.54)	—	(.54)	—	15.43	13.73	3,367.50		3.04	43
July 31, 2010	12.89	.29	1.45	1.74	(.58)	—	(.58)	— [e]	14.05	13.50	1,875.50		2.09	73
July 31, 2009	16.19	.11	(2.72)	(2.61)	(.09)	(.60)	(.69)	— [e]	12.89	(15.33)	582.60		.94	148

Class Y
January 31, 2014**	$20.98	.30	.86	1.16	(.20)	—	(.20)	—	$21.94	5.52*	$10,298	—*	1.41*	45*
July 31, 2013	18.28	.22	2.69	2.91	(.21)	—	(.21)	—	20.98	16.04	12,816	—	1.12	80
July 31, 2012	18.31	.21	.16	.37	(.40)	—	(.40)	—	18.28	2.21	6,919	—	1.19	41
July 31, 2011	16.53	.62	1.73	2.35	(.57)	—	(.57)	—	18.31	14.35	14,657	—	3.42	43
July 31, 2010	15.06	.71	1.40	2.11	(.64)	—	(.64)	— [e]	16.53	14.02	10,996	—	4.32	73
July 31, 2009	18.74	.25	(3.18)	(2.93)	(.15)	(.60)	(.75)	— [e]	15.06	(14.87)	10,564.10		1.79	148

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 RetirementReady® Funds	RetirementReady® Funds 69

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2014**	$19.06	.23	.65	.88	(.18)	—	(.18)	—	$19.76	4.61*	$25,738	.13*	1.17*	41*
July 31, 2013	17.21	.20	1.92	2.12	(.27)	—	(.27)	—	19.06	12.44	23,727.25		1.12	89
July 31, 2012	17.36	.26	.15	.41	(.56)	—	(.56)	—	17.21	2.62	24,382.25		1.54	43
July 31, 2011	15.98	.59	1.36	1.95	(.57)	—	(.57)	—	17.36	12.30	33,235.25		3.46	50
July 31, 2010	14.54	.56	1.41	1.97	(.53)	—	(.53)	— [e]	15.98	13.61	32,661.25		3.56	79
July 31, 2009	17.78	.26	(2.90)	(2.64)	(.15)	(.45)	(.60)	— [e]	14.54	(14.28)	33,256.35		1.95	139

Class B
January 31, 2014**	$17.84	.14	.61	.75	(.05)	—	(.05)	—	$18.54	4.20*	$1,009	.50*	.78*	41*
July 31, 2013	16.12	.05	1.82	1.87	(.15)	—	(.15)	—	17.84	11.66	987	1.00	.32	89
July 31, 2012	16.31	.13	.14	.27	(.46)	—	(.46)	—	16.12	1.85	869	1.00	.86	43
July 31, 2011	15.05	.42	1.30	1.72	(.46)	—	(.46)	—	16.31	11.47	930	1.00	2.64	50
July 31, 2010	13.75	.41	1.33	1.74	(.44)	—	(.44)	— [e]	15.05	12.65	894	1.00	2.77	79
July 31, 2009	16.80	.14	(2.71)	(2.57)	(.03)	(.45)	(.48)	— [e]	13.75	(14.87)	777	1.10	1.09	139

Class C
January 31, 2014**	$17.87	.16	.60	.76	(.09)	—	(.09)	—	$18.54	4.22*	$1,073	.50*	.87*	41*
July 31, 2013	16.14	.05	1.82	1.87	(.14)	—	(.14)	—	17.87	11.67	807	1.00	.27	89
July 31, 2012	16.35	.13	.14	.27	(.48)	—	(.48)	—	16.14	1.83	631	1.00	.80	43
July 31, 2011	15.11	.38	1.34	1.72	(.48)	—	(.48)	—	16.35	11.46	517	1.00	2.37	50
July 31, 2010	13.81	.36	1.39	1.75	(.45)	—	(.45)	— [e]	15.11	12.70	334	1.00	2.43	79
July 31, 2009	16.87	.12	(2.70)	(2.58)	(.03)	(.45)	(.48)	— [e]	13.81	(14.88)	196	1.10	.95	139

Class M
January 31, 2014**	$18.09	.15	.63	.78	(.07)	—	(.07)	—	$18.80	4.30*	$194	.38*	.80*	41*
July 31, 2013	16.37	.11	1.83	1.94	(.22)	—	(.22)	—	18.09	11.95	226.75		.64	89
July 31, 2012	16.54	.18	.13	.31	(.48)	—	(.48)	—	16.37	2.09	137.75		1.12	43
July 31, 2011	15.26	.45	1.33	1.78	(.50)	—	(.50)	—	16.54	11.76	163.75		2.79	50
July 31, 2010	13.95	.48	1.33	1.81	(.50)	—	(.50)	— [e]	15.26	12.98	154.75		3.18	79
July 31, 2009	16.96	.18	(2.74)	(2.56)	—	(.45)	(.45)	— [e]	13.95	(14.68)	94.85		1.36	139

Class R
January 31, 2014**	$17.85	.19	.61	.80	(.15)	—	(.15)	—	$18.50	4.47*	$5,380	.25*	1.05*	41*
July 31, 2013	16.13	.14	1.81	1.95	(.23)	—	(.23)	—	17.85	12.19	4,692.50		.81	89
July 31, 2012	16.32	.21	.14	.35	(.54)	—	(.54)	—	16.13	2.41	3,444.50		1.31	43
July 31, 2011	15.09	.49	1.31	1.80	(.57)	—	(.57)	—	16.32	12.01	3,393.50		3.04	50
July 31, 2010	13.77	.45	1.38	1.83	(.51)	—	(.51)	— [e]	15.09	13.30	1,766.50		3.01	79
July 31, 2009	16.91	.18	(2.73)	(2.55)	(.14)	(.45)	(.59)	— [e]	13.77	(14.49)	1,097.60		1.46	139

Class Y
January 31, 2014**	$19.15	.27	.64	.91	(.23)	—	(.23)	—	$19.83	4.74*	$8,772	—*	1.37*	41*
July 31, 2013	17.28	.23	1.95	2.18	(.31)	—	(.31)	—	19.15	12.77	12,138	—	1.26	89
July 31, 2012	17.45	.30	.15	.45	(.62)	—	(.62)	—	17.28	2.85	8,402	—	1.80	43
July 31, 2011	16.05	.60	1.41	2.01	(.61)	—	(.61)	—	17.45	12.65	13,497	—	3.47	50
July 31, 2010	14.61	.67	1.34	2.01	(.57)	—	(.57)	— [e]	16.05	13.80	10,764	—	4.24	79
July 31, 2009	17.87	.34	(2.95)	(2.61)	(.20)	(.45)	(.65)	— [e]	14.61	(14.04)	11,294.10		2.48	139

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 RetirementReady® Funds	RetirementReady® Funds	71

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2014**	$17.31	.23	.41	.64	(.18)	—	(.18)	—	$17.77	3.70*	$24,277	.13*	1.32*	40*
July 31, 2013	16.19	.19	1.27	1.46	(.34)	—	(.34)	—	17.31	9.12	22,557.25		1.16	89
July 31, 2012	16.45	.30	.14	.44	(.70)	—	(.70)	—	16.19	2.97	25,465.25		1.93	39
July 31, 2011	15.44	.54	1.03	1.57	(.56)	—	(.56)	—	16.45	10.30	33,513.25		3.34	55
July 31, 2010	14.26	.54	1.30	1.84	(.66)	—	(.66)	— [e]	15.44	12.99	34,289.25		3.54	84
July 31, 2009	17.01	.44	(2.73)	(2.29)	(.23)	(.23)	(.46)	— [e]	14.26	(13.00)	35,294.35		3.30	138

Class B
January 31, 2014**	$16.66	.16	.39	.55	(.07)	—	(.07)	—	$17.14	3.30*	$1,384	.50*	.95*	40*
July 31, 2013	15.60	.06	1.23	1.29	(.23)	—	(.23)	—	16.66	8.37	1,235	1.00	.37	89
July 31, 2012	15.90	.18	.13	.31	(.61)	—	(.61)	—	15.60	2.17	943	1.00	1.17	39
July 31, 2011	14.94	.39	1.01	1.40	(.44)	—	(.44)	—	15.90	9.46	808	1.00	2.47	55
July 31, 2010	13.84	.42	1.25	1.67	(.57)	—	(.57)	— [e]	14.94	12.11	695	1.00	2.87	84
July 31, 2009	16.46	.32	(2.60)	(2.28)	(.11)	(.23)	(.34)	— [e]	13.84	(13.60)	699	1.10	2.49	138

Class C
January 31, 2014**	$16.71	.18	.38	.56	(.07)	—	(.07)	—	$17.20	3.37*	$1,187	.50*	1.03*	40*
July 31, 2013	15.65	.06	1.23	1.29	(.23)	—	(.23)	—	16.71	8.30	1,047	1.00	.35	89
July 31, 2012	15.95	.18	.13	.31	(.61)	—	(.61)	—	15.65	2.19	856	1.00	1.15	39
July 31, 2011	14.99	.33	1.07	1.40	(.44)	—	(.44)	—	15.95	9.43	733	1.00	2.08	55
July 31, 2010	13.90	.41	1.27	1.68	(.59)	—	(.59)	— [e]	14.99	12.14	483	1.00	2.75	84
July 31, 2009	16.55	.29	(2.59)	(2.30)	(.12)	(.23)	(.35)	— [e]	13.90	(13.62)	367	1.10	2.27	138

Class M
January 31, 2014**	$16.99	.18	.41	.59	(.10)	—	(.10)	—	$17.48	3.44*	$148	.38*	1.07*	40*
July 31, 2013	15.88	.10	1.26	1.36	(.25)	—	(.25)	—	16.99	8.62	140.75		.59	89
July 31, 2012	16.14	.24	.11	.35	(.61)	—	(.61)	—	15.88	2.40	133.75		1.54	39
July 31, 2011	15.16	.46	1.00	1.46	(.48)	—	(.48)	—	16.14	9.74	213.75		2.91	55
July 31, 2010	14.02	.46	1.27	1.73	(.59)	—	(.59)	— [e]	15.16	12.38	234.75		3.08	84
July 31, 2009	16.56	.37	(2.62)	(2.25)	(.06)	(.23)	(.29)	— [e]	14.02	(13.38)	218.85		2.81	138

Class R
January 31, 2014**	$16.67	.20	.40	.60	(.16)	—	(.16)	—	$17.11	3.57*	$5,010	.25*	1.20*	40*
July 31, 2013	15.60	.14	1.23	1.37	(.30)	—	(.30)	—	16.67	8.86	4,587.50		.84	89
July 31, 2012	15.89	.26	.13	.39	(.68)	—	(.68)	—	15.60	2.71	3,030.50		1.72	39
July 31, 2011	14.98	.48	1.01	1.49	(.58)	—	(.58)	—	15.89	10.04	3,172.50		3.06	55
July 31, 2010	13.87	.43	1.31	1.74	(.63)	—	(.63)	— [e]	14.98	12.62	1,051.50		2.89	84
July 31, 2009	16.57	.38	(2.63)	(2.25)	(.22)	(.23)	(.45)	— [e]	13.87	(13.19)	461.60		3.01	138

Class Y
January 31, 2014**	$19.26	.30	.44	.74	(.23)	—	(.23)	—	$19.77	3.82*	$4,070	—*	1.55*	40*
July 31, 2013	17.97	.24	1.43	1.67	(.38)	—	(.38)	—	19.26	9.41	7,104	—	1.27	89
July 31, 2012	18.19	.40	.13	.53	(.75)	—	(.75)	—	17.97	3.22	3,500	—	2.27	39
July 31, 2011	17.01	.61	1.18	1.79	(.61)	—	(.61)	—	18.19	10.60	10,446	—	3.42	55
July 31, 2010	15.65	.69	1.37	2.06	(.70)	—	(.70)	— [e]	17.01	13.21	7,976	—	4.10	84
July 31, 2009	18.61	.55	(3.00)	(2.45)	(.28)	(.23)	(.51)	— [e]	15.65	(12.77)	9,010.10		3.72	138

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

72 RetirementReady® Funds	RetirementReady® Funds	73

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2015 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2014**	$17.21	.28	.22	.50	(.19)	—	(.19)	—	$17.52	2.91*	$17,263	.13*	1.61*	42*
July 31, 2013	16.51	.19	.84	1.03	(.33)	—	(.33)	—	17.21	6.31	16,660.25		1.14	80
July 31, 2012	16.93	.29	.10	.39	(.81)	—	(.81)	—	16.51	2.57	20,617.25		1.79	40
July 31, 2011	16.22	.51	.79	1.30	(.59)	—	(.59)	—	16.93	8.09	29,768.25		3.06	55
July 31, 2010	15.25	.52	1.17	1.69	(.72)	—	(.72)	— [e]	16.22	11.20	31,451.25		3.25	90
July 31, 2009	18.14	.66	(2.84)	(2.18)	(.50)	(.21)	(.71)	— [e]	15.25	(11.40)	46,905.35		4.58	126

Class B
January 31, 2014**	$16.69	.22	.19	.41	(.11)	—	(.11)	—	$16.99	2.45*	$824	.50*	1.29*	42*
July 31, 2013	16.00	.05	.84	.89	(.20)	—	(.20)	—	16.69	5.58	745	1.00	.28	80
July 31, 2012	16.45	.19	.07	.26	(.71)	—	(.71)	—	16.00	1.82	458	1.00	1.18	40
July 31, 2011	15.78	.37	.77	1.14	(.47)	—	(.47)	—	16.45	7.27	485	1.00	2.27	55
July 31, 2010	14.88	.39	1.13	1.52	(.62)	—	(.62)	— [e]	15.78	10.30	467	1.00	2.51	90
July 31, 2009	17.63	.52	(2.73)	(2.21)	(.33)	(.21)	(.54)	— [e]	14.88	(12.04)	548	1.10	3.68	126

Class C
January 31, 2014**	$16.69	.23	.18	.41	(.09)	—	(.09)	—	$17.01	2.47*	$499	.50*	1.37*	42*
July 31, 2013	15.99	.05	.83	.88	(.18)	—	(.18)	—	16.69	5.53	383	1.00	.32	80
July 31, 2012	16.44	.21	.05	.26	(.71)	—	(.71)	—	15.99	1.81	439	1.00	1.35	40
July 31, 2011	15.75	.37	.77	1.14	(.45)	—	(.45)	—	16.44	7.29	668	1.00	2.28	55
July 31, 2010	14.88	.32	1.21	1.53	(.66)	—	(.66)	— [e]	15.75	10.33	673	1.00	2.04	90
July 31, 2009	17.69	.54	(2.76)	(2.22)	(.38)	(.21)	(.59)	— [e]	14.88	(12.06)	261	1.10	3.78	126

Class M
January 31, 2014**	$16.98	.23	.21	.44	(.10)	—	(.10)	—	$17.32	2.61*	$145	.38*	1.35*	42*
July 31, 2013	16.29	.10	.84	.94	(.25)	—	(.25)	—	16.98	5.80	145.75		.61	80
July 31, 2012	16.63	.20	.11	.31	(.65)	—	(.65)	—	16.29	2.06	145.75		1.27	40
July 31, 2011	15.96	.41	.78	1.19	(.52)	—	(.52)	—	16.63	7.53	329.75		2.51	55
July 31, 2010	15.02	.41	1.18	1.59	(.65)	—	(.65)	— [e]	15.96	10.65	385.75		2.56	90
July 31, 2009	17.78	.55	(2.74)	(2.19)	(.36)	(.21)	(.57)	— [e]	15.02	(11.82)	262.85		3.75	126

Class R
January 31, 2014**	$16.62	.25	.21	.46	(.16)	—	(.16)	—	$16.92	2.75*	$3,051	.25*	1.51*	42*
July 31, 2013	15.95	.15	.81	.96	(.29)	—	(.29)	—	16.62	6.09	2,778.50		.89	80
July 31, 2012	16.40	.25	.09	.34	(.79)	—	(.79)	—	15.95	2.32	2,604.50		1.61	40
July 31, 2011	15.77	.46	.76	1.22	(.59)	—	(.59)	—	16.40	7.80	2,822.50		2.82	55
July 31, 2010	14.88	.41	1.20	1.61	(.72)	—	(.72)	— [e]	15.77	10.86	2,011.50		2.63	90
July 31, 2009	17.75	.54	(2.71)	(2.17)	(.49)	(.21)	(.70)	— [e]	14.88	(11.63)	846.60		3.89	126

Class Y
January 31, 2014**	$17.26	.34	.18	.52	(.24)	—	(.24)	—	$17.54	3.00*	$1,824	—*	1.93*	42*
July 31, 2013	16.55	.20	.88	1.08	(.37)	—	(.37)	—	17.26	6.63	4,377	—	1.18	80
July 31, 2012	16.99	.35	.08	.43	(.87)	—	(.87)	—	16.55	2.84	1,740	—	2.14	40
July 31, 2011	16.29	.55	.79	1.34	(.64)	—	(.64)	—	16.99	8.32	6,108	—	3.27	55
July 31, 2010	15.31	.58	1.16	1.74	(.76)	—	(.76)	— [e]	16.29	11.47	5,376	—	3.60	90
July 31, 2009	18.22	.76	(2.92)	(2.16)	(.54)	(.21)	(.75)	— [e]	15.31	(11.16)	6,133.10		5.14	126

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

74 RetirementReady® Funds	RetirementReady® Funds	75

Financial highlights (For a common share outstanding throughout the period)

Putnam Retirement Income Fund Lifestyle 1

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From			Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	fees	of period	value (%) [b]	(in thousands)	(%) [c,d]	(%) [d]	(%)

Class A
January 31, 2014**	$16.98	.30	.12	.42	(.30)	(.30)	—	$17.10	2.49*	$15,804	.13*	1.74*	62*
July 31, 2013	16.39	.19	.58	.77	(.18)	(.18)	—	16.98	4.74	14,681.25		1.14	138
July 31, 2012	16.30	.28	.09	.37	(.28)	(.28)	—	16.39	2.35	18,008.25		1.78	40
July 31, 2011	15.87	.51	.39	.90	(.47)	(.47)	—	16.30	5.71	21,075.25		3.16	38
July 31, 2010	14.92	.43	.96	1.39	(.44)	(.44)	— [e]	15.87	9.41	10,077.25		2.71	136
July 31, 2009	16.85	.89	(1.93)	(1.04)	(.89)	(.89)	— [e]	14.92	(5.54)	10,812.35		6.43	137

Class B
January 31, 2014**	$16.86	.24	.12	.36	(.26)	(.26)	—	$16.96	2.15*	$176	.50*	1.39*	62*
July 31, 2013	16.34	.06	.58	.64	(.12)	(.12)	—	16.86	3.92	172	1.00	.35	138
July 31, 2012	16.30	.17	.08	.25	(.21)	(.21)	—	16.34	1.59	187	1.00	1.05	40
July 31, 2011	15.90	.39	.38	.77	(.37)	(.37)	—	16.30	4.88	206	1.00	2.43	38
July 31, 2010	14.94	.30	.99	1.29	(.33)	(.33)	— [e]	15.90	8.66	42	1.00	1.91	136
July 31, 2009	16.88	.78	(1.93)	(1.15)	(.79)	(.79)	— [e]	14.94	(6.26)	42	1.10	5.61	137

Class C
January 31, 2014**	$16.91	.23	.12	.35	(.26)	(.26)	—	$17.00	2.09*	$684	.50*	1.36*	62*
July 31, 2013	16.38	.05	.60	.65	(.12)	(.12)	—	16.91	3.98	676	1.00	.28	138
July 31, 2012	16.34	.15	.10	.25	(.21)	(.21)	—	16.38	1.58	536	1.00	.95	40
July 31, 2011	15.93	.41	.37	.78	(.37)	(.37)	—	16.34	4.92	496	1.00	2.50	38
July 31, 2010	14.97	.26	1.02	1.28	(.32)	(.32)	— [e]	15.93	8.61	138	1.00	1.64	136
July 31, 2009	16.91	.83	(1.98)	(1.15)	(.79)	(.79)	— [e]	14.97	(6.25)	127	1.10	6.36	137

Class M
January 31, 2014**	$17.02	.29	.11	.40	(.28)	(.28)	—	$17.14	2.35*	$320	.25*	1.69*	62*
July 31, 2013	16.43	.14	.59	.73	(.14)	(.14)	—	17.02	4.47	313.50		.86	138
July 31, 2012	16.34	.24	.09	.33	(.24)	(.24)	—	16.43	2.10	317.50		1.52	40
July 31, 2011	15.91	.38	.44	.82	(.39)	(.39)	—	16.34	5.19	328.72		2.36	38
July 31, 2010	14.95	.35	.97	1.32	(.36)	(.36)	— [e]	15.91	8.90	315.75		2.22	136
July 31, 2009	16.89	.94	(2.06)	(1.12)	(.82)	(.82)	— [e]	14.95	(6.04)	394.85		7.15	137

Class R
January 31, 2014**	$16.97	.29	.11	.40	(.28)	(.28)	—	$17.09	2.37*	$1,031	.25*	1.68*	62*
July 31, 2013	16.38	.15	.58	.73	(.14)	(.14)	—	16.97	4.47	1,002.50		.92	138
July 31, 2012	16.30	.25	.07	.32	(.24)	(.24)	—	16.38	2.05	1,222.50		1.55	40
July 31, 2011	15.87	.52	.34	.86	(.43)	(.43)	—	16.30	5.46	1,400.50		3.22	38
July 31, 2010	14.92	.34	1.02	1.36	(.41)	(.41)	— [e]	15.87	9.16	193.50		2.18	136
July 31, 2009	16.85	.84	(1.92)	(1.08)	(.85)	(.85)	— [e]	14.92	(5.79)	77.60		6.10	137

Class Y
January 31, 2014**	$17.04	.39	.06	.45	(.33)	(.33)	—	$17.16	2.62*	$1,105	—*	2.29*	62*
July 31, 2013	16.44	.16	.66	.82	(.22)	(.22)	—	17.04	5.04	7,232	—	.93	138
July 31, 2012	16.35	.34	.07	.41	(.32)	(.32)	—	16.44	2.60	992	—	2.14	40
July 31, 2011	15.92	.52	.41	.93	(.50)	(.50)	—	16.35	5.95	5,542	—	3.20	38
July 31, 2010	14.96	.49	.95	1.44	(.48)	(.48)	— [e]	15.92	9.71	2,730	—	3.13	136
July 31, 2009	16.90	.96	(1.98)	(1.02)	(.92)	(.92)	— [e]	14.96	(5.32)	3,239.10		6.81	137

See page 78 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

76 RetirementReady® Funds	RetirementReady® Funds	77

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period November 30, 2010 (commencement of operations) to July 31, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	1/31/14	7/31/13	7/31/12	7/31/11	7/31/10	7/31/09

Putnam RetirementReady 2055 Fund	1.33%	0.28%	7.30%	23.04%	N/A	N/A

Putnam RetirementReady 2050 Fund	0.16	0.13	0.15	0.22	0.13%	0.06%

Putnam RetirementReady 2045 Fund	0.20	0.12	0.12	0.18	0.08	0.02

Putnam RetirementReady 2040 Fund	0.15	0.12	0.12	0.17	0.08	0.02

Putnam RetirementReady 2035 Fund	0.12	0.11	0.11	0.08	0.08	0.02

Putnam RetirementReady 2030 Fund	0.10	0.11	0.11	0.08	0.08	0.02

Putnam RetirementReady 2025 Fund	0.10	0.11	0.10	0.08	0.08	0.02

Putnam RetirementReady 2020 Fund	0.11	0.11	0.10	0.08	0.08	0.01

Putnam RetirementReady 2015 Fund	0.14	0.11	0.11	0.07	0.07	0.01

Putnam Retirement Income Fund
Lifestyle 1	0.15	0.12	0.12	0.07	0.25	0.01

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

78 RetirementReady® Funds

Notes to financial statements 1/31/14 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2013 through January 31, 2014.

Each of Putnam RetirementReady® Funds: Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, and Putnam Retirement Income Fund Lifestyle 1 (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2015. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into the Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. Each fund may invest in the following diversified funds: Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Money Market Fund (the underlying Putnam Funds). The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1), respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

RetirementReady® Funds 79

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

80 RetirementReady® Funds

At July 31, 2013, the following funds had capital loss carryovers in the following amounts available to the extent allowed by the Code to offset future net capital gain, if any, which will expire on the following dates:

Loss carryover

	Short-term	Long-term	Total	Expiration

Putnam RetirementReady 2050 Fund	$4,090,676	N/A	$4,090,676	July 31, 2018

Putnam RetirementReady 2045 Fund	8,869,363	N/A	8,869,363	July 31, 2018

Putnam RetirementReady 2040 Fund	11,607,077	N/A	11,607,077	July 31, 2018

Putnam RetirementReady 2035 Fund	16,641,760	N/A	16,641,760	July 31, 2018

Putnam RetirementReady 2030 Fund	22,531,971	N/A	22,531,971	July 31, 2018

Putnam RetirementReady 2025 Fund	26,528,185	N/A	26,528,185	July 31, 2018

Putnam RetirementReady 2020 Fund	29,439,324	N/A	29,439,324	July 31, 2018

Putnam RetirementReady 2015 Fund	25,364,904	N/A	25,364,904	July 31, 2018

Putnam Retirement Income Fund	2,967,428	N/A	2,967,428	July 31, 2017
Lifestyle 1	3,966,628	N/A	3,966,628	July 31, 2018

Under the Regulated Investment Company Modernization Act of 2010, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, Putnam RetirementReady 2055 Fund has elected to defer $1,352 of late year ordinary losses ((i) ordinary losses recognized during the period between January 1, 2013 and July 31, 2013, and (ii) specified ordinary losses recognized during the period between November 1, 2012 and July 31, 2013), to its fiscal year ending July 31, 2014.

Pursuant to federal income tax regulations applicable to regulated investment companies, Putnam RetirementReady 2045 Fund has elected to defer $512 of certain losses recognized during the period from November 1, 2012 to July 31, 2013 to its fiscal year ending July 31, 2014.

The tax basis components for each fund at the close of the reporting period were as follows:

			Net unrealized	Cost for federal
	Unrealized	Unrealized	appreciation/	income tax
	appreciation	(depreciation)	(depreciation)	purposes

Putnam RetirementReady 2055 Fund	$2,821	$(82,521)	$(79,700)	$1,942,164

Putnam RetirementReady 2050 Fund	266,925	(539,951)	(273,026)	11,095,009

Putnam RetirementReady 2045 Fund	89,328	(158,637)	(69,309)	15,377,876

Putnam RetirementReady 2040 Fund	491,094	(153,528)	337,566	21,764,858

Putnam RetirementReady 2035 Fund	1,328,909	(152,220)	1,176,689	29,856,526

Putnam RetirementReady 2030 Fund	1,774,364	(140,503)	1,633,861	39,280,058

Putnam RetirementReady 2025 Fund	1,393,483	(169,493)	1,223,990	40,956,342

Putnam RetirementReady 2020 Fund	829,622	(154,482)	675,140	35,412,666

Putnam RetirementReady 2015 Fund	241,273	(137,985)	103,288	23,509,368

Putnam Retirement Income Fund	43,410	(89,396)	(45,986)	19,110,330
Lifestyle 1

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except the Putnam Retirement Income Fund Lifestyle 1, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary.

RetirementReady® Funds	81

Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of each fund’s fiscal year. Reclassifications are made to each fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Each fund’s shareholders approved its fund’s current management contract with Putnam Management effective February 27, 2014. Shareholders were asked to approve each fund’s management contract following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who had controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management. The substantive terms of the management contract, including terms relating to fees, are identical to the terms of each fund’s previous management contract as described above.

Putnam Management has contractually agreed through November 30, 2014 to reimburse the funds for other expenses (excluding brokerage, interest, taxes, investment-related expenses, such as borrowing costs, extraordinary expenses, payments under the funds’ distribution plans and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit:

Fees waived and reimbursed by
the Manager

Putnam RetirementReady 2055 Fund	$20,889

Putnam RetirementReady 2050 Fund	17,638

Putnam RetirementReady 2045 Fund	30,594

Putnam RetirementReady 2040 Fund	34,079

Putnam RetirementReady 2035 Fund	37,913

Putnam RetirementReady 2030 Fund	42,334

Putnam RetirementReady 2025 Fund	43,831

Putnam RetirementReady 2020 Fund	40,808

Putnam RetirementReady 2015 Fund	34,851

Putnam Retirement Income Fund Lifestyle 1	34,535

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam

82 RetirementReady® Funds

Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% (0.50% for Putnam Retirement Income Fund Lifestyle 1) and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees for each fund were as follows:

	Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2035 Fund	Putnam RetirementReady 2030 Fund	Putnam RetirementReady 2025 Fund	Putnam RetirementReady 2020 Fund	Putnam RetirementReady 2015 Fund	Putnam Retirement Income Fund Lifestyle 1

Class A	$772	$5,503	$9,533	$14,017	$18,760	$25,478	$31,425	$29,406	$21,144	$18,614

Class B	166	1,166	1,297	3,753	4,901	6,191	5,076	6,444	3,996	877

Class C	466	1,406	1,356	1,864	2,590	4,024	4,600	5,968	2,234	3,413

Class M	118	121	85	208	1,014	530	784	548	550	828

Class R	205	5,723	6,267	8,807	10,661	16,493	12,614	12,074	7,483	2,637

Total	1,727	13,919	18,538	28,649	37,926	52,716	54,499	54,440	35,407	26,369

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net	Class B	Class C
	commissions	commissions	CDSC	CDSC

Putnam RetirementReady 2055 Fund	$378	$12	$5	$13

Putnam RetirementReady 2050 Fund	1,955	12	331	69

Putnam RetirementReady 2045 Fund	3,338	10	82	10

Putnam RetirementReady 2040 Fund	8,868	55	288	31

Putnam RetirementReady 2035 Fund	1,731	77	12	100

Putnam RetirementReady 2030 Fund	4,504	276	891	9

Putnam RetirementReady 2025 Fund	5,933	47	110	118

Putnam RetirementReady 2020 Fund	6,692	264	160	1

Putnam RetirementReady 2015 Fund	4,162	—	—	48

Putnam Retirement Income Fund Lifestyle 1	982	—	—	32

RetirementReady® Funds 83

A deferred sales charge of up to 1.00% and 0.65% (0.40% for Putnam Retirement Income Fund Lifestyle 1) is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A and class M redemptions:

	Class A CDSC	Class M CDSC

Putnam RetirementReady 2055 Fund	$—	$—

Putnam RetirementReady 2050 Fund	—	—

Putnam RetirementReady 2045 Fund	—	—

Putnam RetirementReady 2040 Fund	2	—

Putnam RetirementReady 2035 Fund	—	—

Putnam RetirementReady 2030 Fund	—	—

Putnam RetirementReady 2025 Fund	—	—

Putnam RetirementReady 2020 Fund	—	—

Putnam RetirementReady 2015 Fund	—	—

Putnam Retirement Income Fund Lifestyle 1	—	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales

Putnam RetirementReady 2055 Fund	$2,118,200	$1,526,038

Putnam RetirementReady 2050 Fund	6,214,264	6,216,153

Putnam RetirementReady 2045 Fund	7,696,198	7,534,709

Putnam RetirementReady 2040 Fund	10,498,859	10,030,275

Putnam RetirementReady 2035 Fund	12,726,081	13,121,575

Putnam RetirementReady 2030 Fund	18,667,346	19,040,925

Putnam RetirementReady 2025 Fund	18,154,147	20,094,189

Putnam RetirementReady 2020 Fund	15,196,984	16,705,708

Putnam RetirementReady 2015 Fund	10,692,733	12,486,933

Putnam Retirement Income Fund Lifestyle 1	14,592,208	19,791,817

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Putnam RetirementReady 2055 Fund

	Six months ended 1/31/14		Year ended 7/31/13

Class A	Shares	Amount	Shares	Amount

Shares sold	28,168	$334,847	28,538	$306,458

Shares issued in connection with
reinvestment of distributions	6,016	69,420	951	9,590

	34,184	404,267	29,489	316,048

Shares repurchased	(11,441)	(135,761)	(17,714)	(197,190)

Net increase	22,743	$268,506	11,775	$118,858

84 RetirementReady® Funds

	Six months ended 1/31/14		Year ended 7/31/13

Class B	Shares	Amount	Shares	Amount

Shares sold	1,411	$16,858	1,344	$13,511

Shares issued in connection with
reinvestment of distributions	336	3,871	47	474

	1,747	20,729	1,391	13,985

Shares repurchased	(14)	(166)	(185)	(2,033)

Net increase	1,733	$20,563	1,206	$11,952

	Six months ended 1/31/14		Year ended 7/31/13

Class C	Shares	Amount	Shares	Amount

Shares sold	6,168	$73,833	2,585	$28,000

Shares issued in connection with
reinvestment of distributions	1,080	12,323	80	801

	7,248	86,156	2,665	28,801

Shares repurchased	(1,282)	(15,794)	(9)	(95)

Net increase	5,966	$70,362	2,656	$28,706

	Six months ended 1/31/14		Year ended 7/31/13

Class M	Shares	Amount	Shares	Amount

Shares sold	247	$2,997	1,348	$15,099

Shares issued in connection with
reinvestment of distributions	290	3,348	21	208

	537	6,345	1,369	15,307

Shares repurchased	(9)	(101)	—	—

Net increase	528	$6,244	1,369	$15,307

	Six months ended 1/31/14		Year ended 7/31/13

Class R	Shares	Amount	Shares	Amount

Shares sold	3,051	$35,688	2,894	$32,248

Shares issued in connection with
reinvestment of distributions	764	8,801	34	345

	3,815	44,489	2,928	32,593

Shares repurchased	(667)	(8,111)	—	—

Net increase	3,148	$36,378	2,928	$32,593

	Six months ended 1/31/14		Year ended 7/31/13

Class Y	Shares	Amount	Shares	Amount

Shares sold	36,383	$442,114	52,685	$566,857

Shares issued in connection with
reinvestment of distributions	8,441	97,661	819	8,259

	44,824	539,775	53,504	575,116

Shares repurchased	(22,348)	(264,268)	(24,676)	(257,928)

Net increase	22,476	$275,507	28,828	$317,188

RetirementReady® Funds 85

Putnam RetirementReady 2050 Fund

	Six months ended 1/31/14		Year ended 7/31/13

Class A	Shares	Amount	Shares	Amount

Shares sold	49,573	$790,057	124,956	$1,731,451

Shares issued in connection with
reinvestment of distributions	7,021	114,585	3,864	50,889

	56,594	904,642	128,820	1,782,340

Shares repurchased	(36,199)	(572,707)	(142,689)	(2,029,134)

Net increase (decrease)	20,395	$331,935	(13,869)	$(246,794)

	Six months ended 1/31/14		Year ended 7/31/13

Class B	Shares	Amount	Shares	Amount

Shares sold	3,232	$50,582	2,835	$38,285

Shares issued in connection with
reinvestment of distributions	310	5,022	67	879

	3,542	55,604	2,902	39,164

Shares repurchased	(510)	(8,097)	(1,364)	(18,640)

Net increase	3,032	$47,507	1,538	$20,524

	Six months ended 1/31/14		Year ended 7/31/13

Class C	Shares	Amount	Shares	Amount

Shares sold	7,027	$107,334	5,403	$74,432

Shares issued in connection with
reinvestment of distributions	415	6,669	75	970

	7,442	114,003	5,478	75,402

Shares repurchased	(2,231)	(35,476)	(731)	(10,259)

Net increase	5,211	$78,527	4,747	$65,143

	Six months ended 1/31/14		Year ended 7/31/13

Class M	Shares	Amount	Shares	Amount

Shares sold	316	$5,114	938	$13,482

Shares issued in connection with
reinvestment of distributions	44	725	12	161

	360	5,839	950	13,643

Shares repurchased	(140)	(2,128)	(380)	(5,601)

Net increase	220	$3,711	(570)	$8,042

	Six months ended 1/31/14		Year ended 7/31/13

Class R	Shares	Amount	Shares	Amount

Shares sold	37,312	$577,710	82,730	$1,162,128

Shares issued in connection with
reinvestment of distributions	3,195	51,405	991	12,884

	40,507	629,115	83,721	1,175,012

Shares repurchased	(47,267)	(748,595)	(23,485)	(323,847)

Net increase (decrease)	(6,760)	$(119,480)	60,236	$851,165

86 RetirementReady® Funds

	Six months ended 1/31/14		Year ended 7/31/13

Class Y	Shares	Amount	Shares	Amount

Shares sold	27,999	$445,611	116,644	$1,661,085

Shares issued in connection with
reinvestment of distributions	7,096	116,083	2,814	37,120

	35,095	561,694	119,458	1,698,205

Shares repurchased	(76,824)	(1,243,425)	(50,125)	(700,265)

Net increase (decrease)	(41,729)	$(681,731)	69,333	$997,940

Putnam RetirementReady 2045 Fund

	Six months ended 1/31/14		Year ended 7/31/13

Class A	Shares	Amount	Shares	Amount

Shares sold	81,882	$1,439,198	152,524	$2,353,743

Shares issued in connection with
reinvestment of distributions	5,882	106,647	11,368	165,865

	87,764	1,545,845	163,892	2,519,608

Shares repurchased	(68,805)	(1,230,010)	(172,543)	(2,693,693)

Net increase (decrease)	18,959	$315,835	(8,651)	$(174,085)

	Six months ended 1/31/14		Year ended 7/31/13

Class B	Shares	Amount	Shares	Amount

Shares sold	2,326	$36,647	4,701	$66,543

Shares issued in connection with
reinvestment of distributions	144	2,407	390	5,261

	2,470	39,054	5,091	71,804

Shares repurchased	(1,105)	(18,108)	(6,614)	(91,415)

Net increase (decrease)	1,365	$20,946	(1,523)	$(19,611)

	Six months ended 1/31/14		Year ended 7/31/13

Class C	Shares	Amount	Shares	Amount

Shares sold	2,298	$37,385	12,709	$180,672

Shares issued in connection with
reinvestment of distributions	162	2,720	262	3,545

	2,460	40,105	12,971	184,217

Shares repurchased	(1,059)	(17,559)	(1,698)	(24,271)

Net increase	1,401	$22,546	11,273	$159,946

	Six months ended 1/31/14		Year ended 7/31/13

Class M	Shares	Amount	Shares	Amount

Shares sold	107	$1,827	569	$8,489

Shares issued in connection with
reinvestment of distributions	13	225	29	415

	120	2,052	598	8,904

Shares repurchased	(35)	(596)	(261)	(4,209)

Net increase	85	$1,456	337	$4,695

RetirementReady® Funds	87

	Six months ended 1/31/14		Year ended 7/31/13

Class R	Shares	Amount	Shares	Amount

Shares sold	24,673	$438,606	82,174	$1,332,684

Shares issued in connection with
reinvestment of distributions	1,643	30,451	1,877	28,004

	26,316	469,057	84,051	1,360,688

Shares repurchased	(29,278)	(525,919)	(23,089)	(366,254)

Net increase (decrease)	(2,962)	$(56,862)	60,962	$994,434

	Six months ended 1/31/14		Year ended 7/31/13

Class Y	Shares	Amount	Shares	Amount

Shares sold	34,078	$700,435	87,141	$1,602,567

Shares issued in connection with
reinvestment of distributions	3,504	74,839	4,775	81,839

	37,582	775,274	91,916	1,684,406

Shares repurchased	(67,974)	(1,419,683)	(37,635)	(677,441)

Net increase (decrease)	(30,392)	$(644,409)	54,281	$1,006,965

Putnam RetirementReady 2040 Fund

	Six months ended 1/31/14		Year ended 7/31/13

Class A	Shares	Amount	Shares	Amount

Shares sold	132,017	$2,523,150	211,496	$3,560,346

Shares issued in connection with
reinvestment of distributions	8,233	162,434	10,905	175,128

	140,250	2,685,584	222,401	3,735,474

Shares repurchased	(84,277)	(1,622,383)	(191,117)	(3,271,892)

Net increase	55,973	$1,063,201	31,284	$463,582

	Six months ended 1/31/14		Year ended 7/31/13

Class B	Shares	Amount	Shares	Amount

Shares sold	8,008	$140,146	11,406	$179,686

Shares issued in connection with
reinvestment of distributions	348	6,386	519	7,777

	8,356	146,532	11,925	187,463

Shares repurchased	(7,128)	(126,643)	(2,787)	(44,454)

Net increase	1,228	$19,889	9,138	$143,009

	Six months ended 1/31/14		Year ended 7/31/13

Class C	Shares	Amount	Shares	Amount

Shares sold	8,860	$153,969	9,459	$147,478

Shares issued in connection with
reinvestment of distributions	276	5,015	190	2,824

	9,136	158,984	9,649	150,302

Shares repurchased	(1,813)	(32,275)	(4,564)	(69,259)

Net increase	7,323	$126,709	5,085	$81,043

88 RetirementReady® Funds

	Six months ended 1/31/14		Year ended 7/31/13

Class M	Shares	Amount	Shares	Amount

Shares sold	394	$7,144	1,378	$21,827

Shares issued in connection with
reinvestment of distributions	36	680	44	674

	430	7,824	1,422	22,501

Shares repurchased	(11)	(195)	(300)	(4,825)

Net increase	419	$7,629	1,122	$17,676

	Six months ended 1/31/14		Year ended 7/31/13

Class R	Shares	Amount	Shares	Amount

Shares sold	24,474	$474,253	83,033	$1,452,293

Shares issued in connection with
reinvestment of distributions	2,035	41,141	2,578	42,406

	26,509	515,394	85,611	1,494,699

Shares repurchased	(28,389)	(555,085)	(51,761)	(913,806)

Net increase (decrease)	(1,880)	$(39,691)	33,850	$580,893

	Six months ended 1/31/14		Year ended 7/31/13

Class Y	Shares	Amount	Shares	Amount

Shares sold	27,784	$615,639	128,983	$2,565,855

Shares issued in connection with
reinvestment of distributions	4,215	96,178	3,825	70,835

	31,999	711,817	132,808	2,636,690

Shares repurchased	(80,596)	(1,818,775)	(58,573)	(1,130,880)

Net increase (decrease)	(48,597)	$(1,106,958)	74,235	$1,505,810

Putnam RetirementReady 2035 Fund

	Six months ended 1/31/14		Year ended 7/31/13

Class A	Shares	Amount	Shares	Amount

Shares sold	117,675	$2,270,338	263,458	$4,516,209

Shares issued in connection with
reinvestment of distributions	6,298	125,451	10,761	177,130

	123,973	2,395,789	274,219	4,693,339

Shares repurchased	(49,323)	(942,934)	(359,896)	(6,283,184)

Net increase (decrease)	74,650	$1,452,855	(85,677)	$(1,589,845)

	Six months ended 1/31/14		Year ended 7/31/13

Class B	Shares	Amount	Shares	Amount

Shares sold	10,043	$178,125	12,427	$201,277

Shares issued in connection with
reinvestment of distributions	170	3,132	278	4,254

	10,213	181,257	12,705	205,531

Shares repurchased	(2,595)	(45,799)	(6,093)	(97,706)

Net increase	7,618	$135,458	6,612	$107,825

RetirementReady® Funds 89

	Six months ended 1/31/14		Year ended 7/31/13

Class C	Shares	Amount	Shares	Amount

Shares sold	3,854	$68,467	13,977	$216,510

Shares issued in connection with
reinvestment of distributions	81	1,492	177	2,715

	3,935	69,959	14,154	219,225

Shares repurchased	(2,631)	(48,356)	(4,838)	(75,064)

Net increase	1,304	$21,603	9,316	$144,161

	Six months ended 1/31/14		Year ended 7/31/13

Class M	Shares	Amount	Shares	Amount

Shares sold	2,748	$51,581	12,860	$222,803

Shares issued in connection with
reinvestment of distributions	80	1,541	20	313

	2,828	53,122	12,880	223,116

Shares repurchased	(1,724)	(32,543)	(1,124)	(19,890)

Net increase	1,104	$20,579	11,756	$203,226

	Six months ended 1/31/14		Year ended 7/31/13

Class R	Shares	Amount	Shares	Amount

Shares sold	30,746	$564,773	102,174	$1,712,629

Shares issued in connection with
reinvestment of distributions	1,415	27,124	2,140	33,912

	32,161	591,897	104,314	1,746,541

Shares repurchased	(46,902)	(881,941)	(51,757)	(872,394)

Net increase (decrease)	(14,741)	$(290,044)	52,557	$874,147

	Six months ended 1/31/14		Year ended 7/31/13

Class Y	Shares	Amount	Shares	Amount

Shares sold	54,215	$1,201,506	214,619	$4,366,878

Shares issued in connection with
reinvestment of distributions	4,546	104,339	4,412	83,524

	58,761	1,305,845	219,031	4,450,402

Shares repurchased	(148,689)	(3,394,849)	(54,803)	(1,101,917)

Net increase (decrease)	(89,928)	$(2,089,004)	164,228	$3,348,485

Putnam RetirementReady 2030 Fund

	Six months ended 1/31/14		Year ended 7/31/13

Class A	Shares	Amount	Shares	Amount

Shares sold	195,287	$3,711,117	296,378	$5,143,445

Shares issued in connection with
reinvestment of distributions	8,554	168,254	10,968	183,392

	203,841	3,879,371	307,346	5,326,837

Shares repurchased	(88,663)	(1,698,678)	(398,484)	(6,999,413)

Net increase (decrease)	115,178	$2,180,693	(91,138)	$(1,672,576)

90 RetirementReady® Funds

	Six months ended 1/31/14		Year ended 7/31/13

Class B	Shares	Amount	Shares	Amount

Shares sold	5,984	$110,603	19,765	$331,196

Shares issued in connection with
reinvestment of distributions	71	1,336	195	3,111

	6,055	111,939	19,960	334,307

Shares repurchased	(5,992)	(109,305)	(18,788)	(311,943)

Net increase	63	$2,634	1,172	$22,364

	Six months ended 1/31/14		Year ended 7/31/13

Class C	Shares	Amount	Shares	Amount

Shares sold	7,101	$129,476	11,955	$199,389

Shares issued in connection with
reinvestment of distributions	93	1,748	144	2,305

	7,194	131,224	12,099	201,694

Shares repurchased	(2,033)	(36,266)	(5,728)	(95,833)

Net increase	5,161	$94,958	6,371	$105,861

	Six months ended 1/31/14		Year ended 7/31/13

Class M	Shares	Amount	Shares	Amount

Shares sold	4,830	$91,198	802	$13,783

Shares issued in connection with
reinvestment of distributions	67	1,280	27	446

	4,897	92,478	829	14,229

Shares repurchased	(9)	(165)	(10)	(169)

Net increase	4,888	$92,313	819	$14,060

	Six months ended 1/31/14		Year ended 7/31/13

Class R	Shares	Amount	Shares	Amount

Shares sold	41,277	$746,097	120,128	$2,007,902

Shares issued in connection with
reinvestment of distributions	2,322	43,323	2,591	41,139

	43,599	789,420	122,719	2,049,041

Shares repurchased	(34,618)	(633,944)	(70,125)	(1,162,996)

Net increase	8,981	$155,476	52,594	$886,045

	Six months ended 1/31/14		Year ended 7/31/13

Class Y	Shares	Amount	Shares	Amount

Shares sold	63,701	$1,374,301	285,683	$5,729,054

Shares issued in connection with
reinvestment of distributions	5,145	114,692	4,478	84,720

	68,846	1,488,993	290,161	5,813,774

Shares repurchased	(210,229)	(4,630,874)	(57,874)	(1,130,715)

Net increase (decrease)	(141,383)	$(3,141,881)	232,287	$4,683,059

RetirementReady® Funds	91

Putnam RetirementReady 2025 Fund

	Six months ended 1/31/14		Year ended 7/31/13

Class A	Shares	Amount	Shares	Amount

Shares sold	173,105	$3,390,229	362,683	$6,610,436

Shares issued in connection with
reinvestment of distributions	11,707	234,027	21,997	386,262

	184,812	3,624,256	384,680	6,996,698

Shares repurchased	(127,125)	(2,505,553)	(556,985)	(10,277,721)

Net increase (decrease)	57,687	$1,118,703	(172,305)	$(3,281,023)

	Six months ended 1/31/14		Year ended 7/31/13

Class B	Shares	Amount	Shares	Amount

Shares sold	5,581	$103,477	9,500	$161,608

Shares issued in connection with
reinvestment of distributions	143	2,685	480	7,930

	5,724	106,162	9,980	169,538

Shares repurchased	(6,613)	(123,082)	(8,563)	(147,681)

Net increase (decrease)	(889)	$(16,920)	1,417	$21,857

	Six months ended 1/31/14		Year ended 7/31/13

Class C	Shares	Amount	Shares	Amount

Shares sold	13,491	$248,238	14,045	$242,703

Shares issued in connection with
reinvestment of distributions	246	4,620	308	5,093

	13,737	252,858	14,353	247,796

Shares repurchased	(996)	(18,257)	(8,324)	(138,810)

Net increase	12,741	$234,601	6,029	$108,986

	Six months ended 1/31/14		Year ended 7/31/13

Class M	Shares	Amount	Shares	Amount

Shares sold	493	$9,342	4,565	$76,999

Shares issued in connection with
reinvestment of distributions	37	709	167	2,783

	530	10,051	4,732	79,782

Shares repurchased	(2,686)	(49,955)	(611)	(10,692)

Net increase (decrease)	(2,156)	$(39,904)	4,121	$69,090

	Six months ended 1/31/14		Year ended 7/31/13

Class R	Shares	Amount	Shares	Amount

Shares sold	42,471	$779,590	110,277	$1,894,167

Shares issued in connection with
reinvestment of distributions	2,216	41,459	3,013	49,618

	44,687	821,049	113,290	1,943,785

Shares repurchased	(16,728)	(306,329)	(63,941)	(1,090,566)

Net increase	27,959	$514,720	49,349	$853,219

92 RetirementReady® Funds

	Six months ended 1/31/14		Year ended 7/31/13

Class Y	Shares	Amount	Shares	Amount

Shares sold	56,931	$1,118,803	301,261	$5,614,303

Shares issued in connection with
reinvestment of distributions	7,443	149,225	7,996	140,891

	64,374	1,268,028	309,257	5,755,194

Shares repurchased	(255,916)	(5,116,824)	(161,498)	(2,942,361)

Net increase (decrease)	(191,542)	$(3,848,796)	147,759	$2,812,833

Putnam RetirementReady 2020 Fund

	Six months ended 1/31/14		Year ended 7/31/13

Class A	Shares	Amount	Shares	Amount

Shares sold	191,938	$3,390,339	385,076	$6,458,916

Shares issued in connection with
reinvestment of distributions	13,405	239,822	31,504	513,512

	205,343	3,630,161	416,580	6,972,428

Shares repurchased	(142,771)	(2,528,849)	(686,627)	(11,624,570)

Net increase (decrease)	62,572	$1,101,312	(270,047)	$(4,652,142)

	Six months ended 1/31/14		Year ended 7/31/13

Class B	Shares	Amount	Shares	Amount

Shares sold	9,055	$154,708	18,160	$296,262

Shares issued in connection with
reinvestment of distributions	313	5,411	942	14,838

	9,368	160,119	19,102	311,100

Shares repurchased	(2,829)	(47,684)	(5,343)	(86,455)

Net increase	6,539	$112,435	13,759	$224,645

	Six months ended 1/31/14		Year ended 7/31/13

Class C	Shares	Amount	Shares	Amount

Shares sold	15,844	$269,116	20,514	$332,708

Shares issued in connection with
reinvestment of distributions	291	5,032	740	11,693

	16,135	274,148	21,254	344,401

Shares repurchased	(9,789)	(169,570)	(13,284)	(213,923)

Net increase	6,346	$104,578	7,970	$130,478

	Six months ended 1/31/14		Year ended 7/31/13

Class M	Shares	Amount	Shares	Amount

Shares sold	554	$9,488	5,242	$88,250

Shares issued in connection with
reinvestment of distributions	45	798	120	1,918

	599	10,286	5,362	90,168

Shares repurchased	(375)	(6,361)	(5,503)	(91,753)

Net increase (decrease)	224	$3,925	(141)	$(1,585)

RetirementReady® Funds 93

	Six months ended 1/31/14		Year ended 7/31/13

Class R	Shares	Amount	Shares	Amount

Shares sold	35,721	$607,345	121,121	$1,971,376

Shares issued in connection with
reinvestment of distributions	2,673	46,054	3,756	59,037

	38,394	653,399	124,877	2,030,413

Shares repurchased	(20,818)	(353,213)	(43,929)	(714,226)

Net increase	17,576	$300,186	80,948	$1,316,187

	Six months ended 1/31/14		Year ended 7/31/13

Class Y	Shares	Amount	Shares	Amount

Shares sold	24,310	$477,282	208,689	$3,972,501

Shares issued in connection with
reinvestment of distributions	4,277	85,114	4,070	73,667

	28,587	562,396	212,759	4,046,168

Shares repurchased	(191,671)	(3,808,650)	(38,622)	(722,474)

Net increase (decrease)	(163,084)	$(3,246,254)	174,137	$3,323,694

Putnam RetirementReady 2015 Fund

	Six months ended 1/31/14		Year ended 7/31/13

Class A	Shares	Amount	Shares	Amount

Shares sold	141,968	$2,482,562	188,752	$3,194,344

Shares issued in connection with
reinvestment of distributions	10,363	181,966	23,726	392,198

	152,331	2,664,528	212,478	3,586,542

Shares repurchased	(134,633)	(2,350,162)	(493,565)	(8,410,028)

Net increase (decrease)	17,698	$314,366	(281,087)	$(4,823,486)

	Six months ended 1/31/14		Year ended 7/31/13

Class B	Shares	Amount	Shares	Amount

Shares sold	4,729	$79,337	25,180	$414,397

Shares issued in connection with
reinvestment of distributions	311	5,302	312	5,027

	5,040	84,639	25,492	419,424

Shares repurchased	(1,184)	(20,018)	(9,518)	(156,028)

Net increase	3,856	$64,621	15,974	$263,396

	Six months ended 1/31/14		Year ended 7/31/13

Class C	Shares	Amount	Shares	Amount

Shares sold	9,546	$161,685	6,974	$113,936

Shares issued in connection with
reinvestment of distributions	155	2,638	264	4,258

	9,701	164,323	7,238	118,194

Shares repurchased	(3,334)	(56,361)	(11,692)	(191,469)

Net increase (decrease)	6,367	$107,962	(4,454)	$(73,275)

94 RetirementReady® Funds

	Six months ended 1/31/14		Year ended 7/31/13

Class M	Shares	Amount	Shares	Amount

Shares sold	93	$1,602	387	$6,561

Shares issued in connection with
reinvestment of distributions	49	854	134	2,199

	142	2,456	521	8,760

Shares repurchased	(308)	(5,337)	(886)	(14,926)

Net decrease	(166)	$(2,881)	(365)	$(6,166)

	Six months ended 1/31/14		Year ended 7/31/13

Class R	Shares	Amount	Shares	Amount

Shares sold	32,153	$539,262	63,145	$1,032,465

Shares issued in connection with
reinvestment of distributions	1,625	27,571	3,044	48,642

	33,778	566,833	66,189	1,081,107

Shares repurchased	(20,587)	(347,549)	(62,264)	(1,025,691)

Net increase	13,191	$219,284	3,925	$55,416

	Six months ended 1/31/14		Year ended 7/31/13

Class Y	Shares	Amount	Shares	Amount

Shares sold	13,823	$241,816	178,970	$3,079,610

Shares issued in connection with
reinvestment of distributions	3,291	57,860	2,396	39,651

	17,114	299,676	181,366	3,119,261

Shares repurchased	(166,767)	(2,928,023)	(32,882)	(556,371)

Net increase (decrease)	(149,653)	$(2,628,347)	148,484	$2,562,890

Putnam Retirement Income Fund Lifestyle 1

	Six months ended 1/31/14		Year ended 7/31/13

Class A	Shares	Amount	Shares	Amount

Shares sold	141,127	$2,412,603	356,126	$5,970,109

Shares issued in connection with
reinvestment of distributions	14,806	253,179	11,888	196,971

	155,933	2,665,782	368,014	6,167,080

Shares repurchased	(96,323)	(1,651,168)	(601,952)	(10,187,379)

Net increase (decrease)	59,610	$1,014,614	(233,938)	$(4,020,299)

	Six months ended 1/31/14		Year ended 7/31/13

Class B	Shares	Amount	Shares	Amount

Shares sold	499	$8,474	682	$11,394

Shares issued in connection with
reinvestment of distributions	158	2,683	78	1,285

	657	11,157	760	12,679

Shares repurchased	(464)	(7,885)	(2,022)	(33,839)

Net increase (decrease)	193	$3,272	(1,262)	$(21,160)

RetirementReady® Funds 95

	Six months ended 1/31/14		Year ended 7/31/13

Class C	Shares	Amount	Shares	Amount

Shares sold	4,114	$70,409	12,831	$215,054

Shares issued in connection with
reinvestment of distributions	630	10,716	248	4,087

	4,744	81,125	13,079	219,141

Shares repurchased	(4,470)	(76,050)	(5,794)	(96,818)

Net increase	274	$5,075	7,285	$122,323

	Six months ended 1/31/14		Year ended 7/31/13

Class M	Shares	Amount	Shares	Amount

Shares sold	1,182	$20,197	1,286	$21,669

Shares issued in connection with
reinvestment of distributions	319	5,473	160	2,655

	1,501	25,670	1,446	24,324

Shares repurchased	(1,213)	(20,873)	(2,363)	(39,443)

Net increase (decrease)	288	$4,797	(917)	$(15,119)

	Six months ended 1/31/14		Year ended 7/31/13

Class R	Shares	Amount	Shares	Amount

Shares sold	5,844	$99,858	20,628	$345,842

Shares issued in connection with
reinvestment of distributions	1,023	17,486	636	10,499

	6,867	117,344	21,264	356,341

Shares repurchased	(5,537)	(94,622)	(36,849)	(619,871)

Net increase (decrease)	1,330	$22,722	(15,585)	$(263,530)

	Six months ended 1/31/14		Year ended 7/31/13

Class Y	Shares	Amount	Shares	Amount

Shares sold	81,642	$1,403,786	420,208	$7,181,429

Shares issued in connection with
reinvestment of distributions	8,626	147,942	1,607	27,025

	90,268	1,551,728	421,815	7,208,454

Shares repurchased	(450,415)	(7,740,933)	(57,609)	(976,974)

Net increase (decrease)	(360,147)	$(6,189,205)	364,206	$6,231,480

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period

Putnam RetirementReady 2055 Fund class B	1,249	29.85%	$13,989

Putnam RetirementReady 2055 Fund class M	1,255	41.71	14,106

Putnam RetirementReady 2055 Fund class R	1,268	16.66	14,227

Putnam RetirementReady 2050 Fund class M	99	4.48	1,593

Putnam RetirementReady 2045 Fund class M	70	5.12	1,208

Putnam RetirementReady 2045 Fund class Y	775	0.35	16,151

96 RetirementReady® Funds

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

Putnam RetirementReady 2055 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$7,289	$13,181	$8,909	$178	$—	$11,475

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	27,119	47,535	32,666	687	—	41,959

Putnam Absolute Return
700 Fund Class Y	92,847	160,401	111,362	1,905	—	142,823

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	936,687	1,564,516	1,126,505	10,381	93,845	1,358,691

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	203,763	320,294	237,640	4,658	—	298,535

Putnam Money Market
Fund Class A	5,664	12,273	8,956	—	—	8,981

Totals	$1,273,369	$2,118,200	$1,526,038	$17,809	$93,845	$1,862,464

RetirementReady® Funds 97

Putnam RetirementReady 2050 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$81,348	$69,847	$50,523	$1,643	$—	$100,017

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	227,035	142,513	126,049	4,231	—	243,840

Putnam Absolute Return
700 Fund Class Y	777,314	474,376	429,713	11,742	—	830,011

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	7,342,040	3,975,638	4,261,969	58,158	525,727	7,072,977

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	2,186,715	1,506,351	1,305,793	42,346	—	2,525,643

Putnam Money Market
Fund Class A	46,061	45,539	42,106	3	—	49,495

Totals	$10,660,513	$6,214,264	$6,216,153	$118,123	$525,727	$10,821,983

98 RetirementReady® Funds

Putnam RetirementReady 2045 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$212,159	$147,673	$106,905	$4,178	$—	$251,220

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	315,766	177,268	148,890	6,049	—	344,525

Putnam Absolute Return
700 Fund Class Y	1,081,104	588,252	507,579	16,786	—	1,172,784

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	7,794,908	3,730,668	4,095,128	61,677	557,533	7,435,040

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	5,339,962	2,994,438	2,624,383	102,105	—	6,034,904

Putnam Money Market
Fund Class A	64,019	57,899	51,824	3	—	70,094

Totals	$14,807,918	$7,696,198	$7,534,709	$190,798	$557,533	$15,308,567

RetirementReady® Funds 99

Putnam RetirementReady 2040 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$500,119	$345,873	$230,975	$9,809	$—	$611,072

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	487,262	350,803	229,511	10,330	—	609,471

Putnam Absolute Return
700 Fund Class Y	1,529,279	824,702	656,925	23,670	—	1,712,981

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	7,000,287	2,966,871	3,793,096	49,624	448,581	6,194,543

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	11,310,365	5,928,247	5,048,680	210,325	—	12,873,661

Putnam Money Market
Fund Class A	89,421	82,363	71,088	4	—	100,696

Totals	$20,916,733	$10,498,859	$10,030,275	$303,762	$448,581	$22,102,424

100 RetirementReady® Funds

Putnam RetirementReady 2035 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$722,223	$362,188	$286,825	$13,445	$—	$792,057

Putnam Absolute Return
300 Fund Class Y	116,099	187,008	76,281	9,487	—	221,149

Putnam Absolute Return
500 Fund Class Y	1,172,814	673,699	489,309	24,346	—	1,358,803

Putnam Absolute Return
700 Fund Class Y	2,650,259	1,401,646	1,083,218	43,779	—	2,997,539

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	1,141,040	1,211,008	638,568	12,759	—	1,811,481

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	3,197,732	997,684	2,027,126	18,417	166,487	2,183,131

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	20,609,473	7,476,717	8,247,150	362,604	—	21,019,362

Putnam Money Market
Fund Class A	506,659	416,131	273,098	26	—	649,693

Totals	$30,116,299	$12,726,081	$13,121,575	$484,863	$166,487	$31,033,215

RetirementReady® Funds 101

Putnam RetirementReady 2030 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,145,225	$668,711	$474,188	$22,224	$—	$1,330,686

Putnam Absolute Return
300 Fund Class Y	882,116	766,467	415,481	50,753	—	1,202,480

Putnam Absolute Return
500 Fund Class Y	2,053,158	1,045,065	819,902	40,221	—	2,281,182

Putnam Absolute Return
700 Fund Class Y	4,590,799	2,285,904	1,831,806	73,215	—	5,093,950

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	8,607,927	6,204,123	4,038,000	85,792	—	11,396,995

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	21,178,362	6,990,483	10,937,410	310,158	—	18,299,649

Putnam Money Market
Fund Class A	1,126,522	706,593	524,138	64	—	1,308,977

Totals	$39,584,109	$18,667,346	$19,040,925	$582,427	$—	$40,913,919

102 RetirementReady® Funds

Putnam RetirementReady 2025 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,651,807	$912,051	$716,054	$32,233	$—	$1,834,498

Putnam Absolute Return
300 Fund Class Y	2,364,828	1,551,937	1,077,508	122,782	—	2,765,186

Putnam Absolute Return
500 Fund Class Y	3,102,118	1,744,350	1,362,276	64,720	—	3,489,226

Putnam Absolute Return
700 Fund Class Y	5,684,199	2,313,228	2,276,733	87,367	—	5,778,382

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	20,139,619	8,086,047	8,622,020	179,644	—	20,817,651

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	423,051	720,113	320,881	7,079	—	853,788

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	7,586,221	1,878,302	4,952,286	85,885	—	4,828,141

Putnam Money Market
Fund Class A	1,631,772	948,119	766,431	91	—	1,813,460

Totals	$42,583,615	$18,154,147	$20,094,189	$579,801	$—	$42,180,332

RetirementReady® Funds 103

Putnam RetirementReady 2020 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,862,908	$886,889	$737,049	$35,104	$—	$1,998,378

Putnam Absolute Return
300 Fund Class Y	3,563,325	1,847,139	1,429,995	172,095	—	3,876,647

Putnam Absolute Return
500 Fund Class Y	4,909,116	2,755,439	2,056,325	104,170	—	5,617,212

Putnam Absolute Return
700 Fund Class Y	4,492,246	1,418,934	1,861,697	61,813	—	4,089,046

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	15,568,340	4,401,433	7,811,487	124,841	—	12,931,165

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	4,440,471	2,964,448	2,019,616	51,966	—	5,599,073

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	1,843,122	922,702	789,539	115	—	1,976,285

Totals	$36,679,528	$15,196,984	$16,705,708	$550,104	$—	$36,087,806

104 RetirementReady® Funds

Putnam RetirementReady 2015 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,775,767	$894,843	$809,959	$33,023	$—	$1,847,343

Putnam Absolute Return
300 Fund Class Y	3,865,788	2,120,645	1,790,925	184,594	—	4,085,486

Putnam Absolute Return
500 Fund Class Y	5,909,177	2,785,900	2,657,359	114,135	—	6,047,899

Putnam Absolute Return
700 Fund Class Y	1,483,843	388,687	890,408	15,242	—	990,748

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	3,668,380	870,903	2,504,947	25,457	—	2,171,995

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	6,924,648	3,027,221	3,168,699	70,645	—	7,063,127

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	1,466,160	604,534	664,636	75	—	1,406,058

Totals	$25,093,763	$10,692,733	$12,486,933	$443,171	$—	$23,612,656

RetirementReady® Funds 105

Putnam Retirement Income Fund Lifestyle 1

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$2,138,822	$1,350,833	$1,755,900	$37,485	$—	$1,718,550

Putnam Absolute Return
300 Fund Class Y	5,013,807	3,212,344	4,097,273	220,411	—	3,998,626

Putnam Absolute Return
500 Fund Class Y	7,236,108	4,319,938	5,852,834	131,558	—	5,714,956

Putnam Absolute Return
700 Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	8,275,855	4,793,568	6,889,206	78,117	—	6,497,763

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	1,415,529	915,525	1,196,604	71	—	1,134,449

Totals	$24,080,121	$14,592,208	$19,791,817	$467,642	$—	$19,064,344

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

106 RetirementReady® Funds

Shareholder meeting results (Unaudited)

February 27, 2014 special meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the Trust voting together as a single class, as follows:

	Votes for	Votes withheld

Liaquat Ahamed	8,764,496	165,014

Ravi Akhoury	8,756,129	173,380

Barbara M. Baumann	8,809,675	119,834

Jameson A. Baxter	8,803,170	126,339

Charles B. Curtis	8,785,609	143,901

Robert J. Darretta	8,791,106	138,403

Katinka Domotorffy	8,806,722	122,787

John A. Hill	8,810,793	118,717

Paul L. Joskow	8,792,777	136,733

Kenneth R. Leibler	8,831,299	98,210

Robert E. Patterson	8,770,941	158,568

George Putnam, III	8,817,451	112,058

Robert L. Reynolds	8,798,101	131,408

W. Thomas Stephens	8,745,981	183,528

A proposal to approve a new management contract between each fund and Putnam Management was approved as follows:

	Votes	Votes		Broker
	for	against	Abstentions	non-votes

Putnam RetirementReady 2055 Fund	105,516	—	—	596

Putnam RetirementReady 2050 Fund	400,591	—	76,468	8,828

Putnam RetirementReady 2045 Fund	546,056	—	2,169	17,242

Putnam RetirementReady 2040 Fund	632,045	15,400	2,833	52,183

Putnam RetirementReady 2035 Fund	870,644	—	47,321	125,231

Putnam RetirementReady 2030 Fund	1,251,644	37,560	6,498	143,874

Putnam RetirementReady 2025 Fund	1,355,221	950	7,054	183,514

Putnam RetirementReady 2020 Fund	1,218,189	18,896	2,743	162,066

Putnam RetirementReady 2015 Fund	804,023	10,763	6,184	93,577

Putnam Retirement Income Fund Lifestyle 1	602,557	10,941	58,486	51,643

A proposal to adopt an Amended and Restated Declaration of Trust was approved, with all funds of the Trust voting together as a single class, as follows:

Votes	Votes		Broker
for	against	Abstentions	non-votes

7,880,084	42,438	168,233	838,754

All tabulations are rounded to the nearest whole number.

RetirementReady® Funds 107

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

108 RetirementReady® Funds

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert R. Leveille
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Compliance Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Michael J. Higgins
	Charles B. Curtis	Vice President, Treasurer,
Investment Sub-Manager	Robert J. Darretta	and Clerk
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	John A. Hill	Janet C. Smith
London, England SW1A 1LD	Paul L. Joskow	Vice President,
	Kenneth R. Leibler	Principal Accounting Officer,
Marketing Services	Robert E. Patterson	and Assistant Treasurer
Putnam Retail Management	George Putnam, III
One Post Office Square	Robert L. Reynolds	Susan G. Malloy
Boston, MA 02109	W. Thomas Stephens	Vice President and
Assistant Treasurer
Custodian	Officers
State Street Bank	Robert L. Reynolds	James P. Pappas
and Trust Company	President	Vice President

Legal Counsel	Jonathan S. Horwitz	Mark C. Trenchard
Ropes & Gray LLP	Executive Vice President,	Vice President and
	Principal Executive Officer, and	BSA Compliance Officer
Compliance Liaison
Nancy E. Florek
	Steven D. Krichmar	Vice President, Director of
	Vice President and	Proxy Voting and Corporate
	Principal Financial Officer	Governance, Assistant Clerk,
and Associate Treasurer
Robert T. Burns
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

75 YEARS

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

PROUD SPONSOR US SKI TEAM US SNOWBOARDING

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

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PERMIT NO. 600

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SA097
285945 3/14

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam RetirementReady Funds

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 28, 2014

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: March 28, 2014